                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09721
                                   ---------

                               Fixed Income SHares
               (Exact name of registrant as specified in charter)


              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: October 31
                         ----------

Date of reporting period: April 30
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (Section) 3507.

Item 1. Report to Shareholders
--------------------------------------------------------------------------------


SEMI-ANNUAL REPORT

                                                                         4.30.04


FIXED INCOME SHARES - SERIES C, SERIES M


--------------------------------------------------------------------------------

CONTENTS

Letter to Shareholders .................................................   1

Performance Summary and Statistics .....................................   2-3

Schedules of Investments ...............................................   4-17

Statements of Assets and Liabilities ...................................   18

Statements of Operations ...............................................   19

Statements of Changes in Net Assets ....................................   20-21

Financial Highlights ...................................................   22

Notes to Financial Statements ..........................................   23-31


                                                                  PIMCO ADVISORS

FIXED INCOME SHARES LETTER TO SHAREHOLDERS







                                                                   June 17, 2004
Dear Shareholder:

We are pleased to provide you with the semi-annual report of Fixed Income SHares Series C and Series M for the six month period ended April 30, 2004. Series C and Series M are used in conjunction with other assets to create the PIMCO Total Return Investment Strategy for managed accounts.

We thank you for investing with us and we remain dedicated to serving your investment needs.




Sincerely,

/s/ Stephen Treadway                          /s/ Brian S. Shlissel
--------------------                          ---------------------
Stephen Treadway                              Brian S. Shlissel
Chairman                                      President, Chief Executive Officer



                              4.30.04 | Fixed Income SHares Semi-Annual Report 1

FIXED INCOME SHARES - SERIES C PERFORMANCE SUMMARY AND STATISTICS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------
SYMBOL: FXICX

PRIMARY INVESTMENTS:
Intermediate maturity fixed income securities

INCEPTION DATE:
3/17/00

NET ASSETS:
$476.9 million

PORTFOLIO MANAGER:
Mark Kiesel
--------------------------------------------------------------------------------

TOTAL RETURN(1):
--------------------------------------------------------------------------------
Six Months                                                                 2.80%
1 Year                                                                     5.30%
3 Years                                                                   10.50%
Commencement of Operations (3/17/00) to 4/30/04                           11.60%

---------------------------------------------------
Net Asset Value                              $11.48
---------------------------------------------------
Distribution Yield(2)                         4.51%
---------------------------------------------------
Duration                                 6.49 YEARS
---------------------------------------------------

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect broker commissions or "wrap fee" charges. Total return for a period of less than one year is not annualized. Total return for a period greater than one year represents the average annual total return.

(2) Distribution yield is determined by dividing the annualized current monthly per share dividend by the net asset value at April 30, 2004.

    An investment in the Portfolio involves risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.


2 Fixed Income SHares Semi-Annual Report | 4.30.04

FIXED INCOME SHARES - SERIES M PERFORMANCE SUMMARY AND STATISTICS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------
SYMBOL:
FXIMX

PRIMARY INVESTMENTS:
Intermediate maturity mortgage-backed securities

INCEPTION DATE:
3/17/00

NET ASSETS:
$477.9 million

PORTFOLIO MANAGERS:
Scott Simon

--------------------------------------------------------------------------------


TOTAL RETURN(1):
--------------------------------------------------------------------------------
Six Months                                                                 2.80%
1 Year                                                                     4.08%
3 Years                                                                   10.39%
Commencement of Operations (3/17/00) to 4/30/04                           11.78%


Net Asset Value                    $11.37
-----------------------------------------
Distribution Yield(2)               3.53%
-----------------------------------------
Duration                       6.10 YEARS
-----------------------------------------


(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect broker commissions or "wrap fee" charges. Total return for a period of less than one year is not annualized. Total return for a period greater than one year represents the average annual total return.


(2) Distribution yield is determined by dividing the annualized current monthly per share dividend by the net asset value at April 30, 2004.

    An investment in the Portfolio involves risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

                              4.30.04 | Fixed Income SHares Semi-Annual Report 3

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------




 Principal
    Amount                                                                   Credit Rating
     (000)                                                                   (Moody's/S&P)             Value
============================================================================================================
 CORPORATE BONDS & NOTES -- 54.4%

           AIRLINES -- 1.3%
           Continental Airlines, Inc., pass thru certificates,
 $    500     6.32%, 11/1/08, Ser. 98-3 (a)                                      Baa3/A       $    497,932
      900     7.92%, 5/1/10, Ser. 00-1 (a)                                      Baa3/A-            910,471
       22     11.50%, 4/2/08, Ser. 96-2D (b)                                    Caa1/B-             17,291
    1,815  Delta Air Lines, Inc., pass thru certificates, 7.38%-7.57%,
              11/18/11-5/18/12, Ser. 00-1 (a)                                  Baa3/BBB-         1,768,804
      700  JetBlue Airways Corp., pass thru certificates, 5.36%, 6/15/04,
              FRN, Ser. 04-1 (a)                                                Ba1/BB+            721,721
           United Air Lines, Inc., pass thru certificates,
    1,767     7.19%, 4/1/11, Ser. 00-2 (a)                                      NR/BBB-          1,574,845
      650     7.73%, 7/1/10, Ser. 00-1 (a)                                      NR/BBB-            572,328
      100     10.125%, 3/22/15, Ser. 91-B2 (b)(c)                               NR/CCC-             38,992
                                                                                              ------------
                                                                                                 6,102,384
                                                                                              ============

           AUTOMOTIVE -- 1.6%
    1,600  DaimlerChrysler NA Holdings, 7.30%-8.50%,
              1/15/12-1/18/31 (a)                                                A3/BBB          1,844,170
      100  Federal-Mogul Corp., 7.375%, 1/15/06 (b)(c)(d)                        NR/NR              28,500
    1,955  Ford Motor Co., 7.45%, 7/16/31 (a)                                  Baa1/BBB-         1,911,288
    2,000  General Motor Corp., 8.25%, 7/15/23 (a)                              Baa1/BBB         2,145,654
    1,600  Hyundai Motor Manufacturing, Alabama LLC, 5.30%,
              12/19/08 (a)(e)(f) (acquired 12/16/03; cost--$1,593,304)          Ba1/BB+          1,596,199
                                                                                              ------------
                                                                                                 7,525,811
                                                                                              ============
           BANKING -- 2.6%
      100  Banque Centrale de Tunisie, 7.375%, 4/25/12 (a)                      Baa1/BBB           110,250
    3,400  HBOS plc, 5.375%, 11/1/13, VRN (a)(e)
              (acquired 10/22/03-12/9/03; cost--$3,393,820)                      Aa3/A           3,354,987
           HSBC Capital Funding LP,
    1,300     4.61%, 06/27/13, VRN, (a)(e)
              (acquired 1/24/03; cost--$1,300,000)                               A2/A-           1,201,515
    1,000     10.18%, 6/27/30, VRN, (a)(e)
              (acquired 5/30/02; cost--$1,279,219)                               A2/A-           1,428,176
      500  KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN, (a)(b)(e)
              (acquired 3/18/02; cost--$568,035)                                 A2/A-             622,535
    1,600  Royal Bank of Scotland Group plc, 9.118%, 3/31/10, Ser. 1 (a)          A1/A           1,964,563
    3,900  Washington Mutual, Inc., 1.40%, 5/4/04, FRN (a)                      A3/BBB+          3,907,679
                                                                                              ------------
                                                                                                12,589,705
                                                                                              ------------
           BUILDING/CONSTRUCTION -- 0.3%
    1,700  KB Home, 5.75% 2/1/14 (a)(e)
              (acquired 1/13/04; cost--$1,691,231)                              Ba1/BB+          1,610,750
                                                                                              ============
           CHEMICALS -- 0.4%
    2,000  Dow Chemical Co., 6.00%, 10/1/12 (a)                                  A3/A-           2,115,390
                                                                                              ============


4 Fixed Income SHares Semi-Annual Report  4.30.04

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


 Principal
    Amount                                                                  Credit Rating
     (000)                                                                  (Moody's/S&P)             Value
============================================================================================================
CORPORATE BONDS & NOTES (CONTINUED)
           CONTAINERS -- 0.2%
 $  1,100  Ball Corp., 6.875%, 12/15/12 (a)                                     Ba3/BB       $  1,166,000
                                                                                             ============

           DIVERSIFIED MANUFACTURING -- 1.8%
    5,000  General Electric Co., 5.00%, 2/1/13 (a)                             Aaa/AAA          4,980,025
    2,775  Hutchison Whampoa International Ltd., 6.25%-6.50%,
              2/13/13-1/24/14 (a)(e)
              (acquired 1/11/03-3/31/03; cost--$2,776,543)                      A3/A-           2,740,964
      700  Tyco International Group SA, 6.375%, 2/15/06 (a)                    Ba2/BBB-           737,792
                                                                                             ------------
                                                                                                8,458,781
                                                                                             ============

           ENERGY -- 0.2%
      700  Peabody Energy Corp., 6.875%, 3/15/13, Ser. B (a)                   Ba3/BB-            731,500
                                                                                             ============

           FINANCIAL SERVICES -- 4.0%
    2,200  Bear Stearns Cos., Inc., 1.30%, 7/16/04 FRN (a)                       A1/A           2,201,212
           Citigroup, Inc.,
      300     3.50%, 2/1/08 (a)                                                Aa1/AA-            298,332
    1,100     5.625%, 8/27/12 (a)                                               Aa2/A+          1,148,929
    6,300  Goldman Sachs Group, Inc., 4.125%-5.70%, 1/15/08-7/15/13 (a)         Aa3/A+          6,421,069
    3,800  J.P. Morgan Chase & Co., 5.75%-6.75%, 2/1/11-1/2/13 (a)               A2/A           4,179,402
           Morgan Stanley & Co.,
    1,900     4.75%, 4/1/14 (a)(h)                                               A1/A           1,699,772
    2,800     5.30%-6.60%, 4/1/12-3/1/13 (a)                                    Aa3/A+          3,056,399
                                                                                             ------------
                                                                                               19,005,115
                                                                                             ============

           FINANCING -- 8.1%
           CIT Group, Inc.,
    2,000     1.33%, 6/21/04, FRN (a)                                            A2/A           2,005,538
    2,000     7.75%, 4/2/12 (a)                                                  A2/A           2,313,014
    8,140  Ford Motor Credit Co., 7.25%-7.60%, 8/1/05-10/25/11 (a)             A3/BBB-          8,632,966
    8,635  General Motors Acceptance Corp., 6.875%-8.00%,
              2/1/12-11/1/31, Ser. A (a)                                        A3/BBB          9,083,990
    4,000  Household Finance Corp., 6.375%-7.00%, 5/15/12-11/27/12 (a)           A1/A           4,357,993
    2,300  MBNA America Bank, NA, 7.125%, 11/15/12 (a)                         Baa2/BBB         2,587,475
    3,000  National Rural Utilities Corp., 7.25%, 3/1/12 (a)                     A2/A           3,439,389
    1,200  Preferred Term Securities XIII Ltd., 1.66%, 6/24/04, FRN
              (a)(b)(e)(g) (acquired 3/9/04; cost--$1,200,000)                 Aaa/AAA          1,200,000
    1,800  Principal Life Global, Inc., 5.25%, 1/15/13 (a)(e)
              (acquired 2/10/03; cost--$1,808,143)                             Aa3/AA          1,811,570
    1,000  Rabobank Capital Fund II, 5.26%, 12/31/13, VRN (a)(e)
              (acquired 2/24/04; cost--$1,022,418)                              Aa2/AA            988,407
    1,900  UFJ Finance Aruba AEC, 6.75%, 7/15/13 (a)                          Baa1/BBB-         2,009,679
                                                                                             ------------
                                                                                               38,430,021
                                                                                             ============

           FOOD -- 1.8%
    1,000  Albertson's, Inc., 7.50%, 2/15/11 (a)                               Baa2/BBB         1,137,321
    2,000  Kraft Foods, Inc., 6.25%, 6/1/12 (a)                                A3/BBB+          2,145,762

                                4.30.04 Fixed Income SHares Semi-Annual Report 5

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------



 Principal
    Amount                                                                Credit Rating
     (000)                                                                (Moody's/S&P)            Value
============================================================================================================
CORPORATE BONDS & NOTES (CONTINUED)
           FOOD (CONCLUDED)
 $ 2,800   Kroger Co., 5.50%-6.20%, 6/15/12-2/1/13 (a)                       Baa2/BBB      $  2,854,319
   2,300   Safeway, Inc., 5.80%, 8/15/12 (a)                                 Baa2/BBB         2,366,594
                                                                                           ------------
                                                                                              8,503,996
                                                                                           ============

           HEALTHCARE & HOSPITALS -- 1.1%
     570   Columbia-HCA, The Healthcare Corp., 7.25%, 5/20/08 (a)            Ba1/BBB-           611,763
   3,200   HCA Inc., 6.25%-7.125%, 6/1/06-2/15/13 (a)                        Ba1/BBB-         3,310,427
   1,700   Tenet Healthcare Corp., 6.50%, 6/1/12 (a)                          B3/B-           1,483,250
                                                                                           ------------
                                                                                              5,405,440
                                                                                           ============

           HOTELS/GAMING -- 1.7%
           Harrah's Operating Co., Inc.,
   2,450      7.50%-8.00%, 2/1/09-2/1/11(a)                                 Baa3/BBB-         2,814,416
   1,000      7.875%, 12/15/05 (a)                                           Ba1/BB+          1,073,750
   1,800   Hilton Hotels Corp., 7.625%, 5/15/08-12/1/12 (a)                  Ba1/BBB-         2,004,500
   1,700   Mandalay Resort Group, 6.50%-9.375%, 7/31/09-2/15/10 (a)          Ba2/BB+          1,911,500
     450   Park Place Entertainment Corp., 7.50%, 9/1/09 (a)                 Ba1/BB+            492,750
                                                                                           ------------
                                                                                              8,296,916
                                                                                           ============

           LEISURE -- 0.3%
   1,400   Royal Caribbean Cruises Ltd., 8.00%, 5/15/10 (a)                  Ba2/BB+          1,533,000
                                                                                           ============

           MULTI-MEDIA -- 4.5%
   4,660   AOL Time Warner, Inc., 6.875%-7.70%, 4/15/12-5/1/32 (a)          Baa1/BBB+         5,138,060
   1,530   British Sky Broadcasting Group plc, 8.20%, 7/15/09 (a)           Baa3/BBB-         1,786,461
   1,000   Clear Channel Communications, Inc., 5.75%, 1/15/13 (a)           Baa3/BBB-         1,024,220
   1,000   Comcast Cable Communications, Inc., 8.875%, 5/1/17 (a)            Baa3/BBB         1,245,849
   1,000   Continental Cablevision, Inc., 8.30%, 5/15/06 (a)                 Baa3/BBB         1,102,357
   4,400   Cox Communications, Inc., 4.625%-6.75%, 3/15/11-6/1/13 (a)        Baa2/BBB         4,296,455
     300   CSC Holdings, Inc., 8.125%, 7/15/09, Ser. B (a)                    B1/BB-            321,750
   1,000   News America Holdings, 9.25%, 2/1/13 (a)                         Baa3/BBB-         1,271,421
     300   Mediacom Broadbrand, LLC, 11.00%, 7/15/13 (a)                      B2/B+             322,500
   2,000   Roger Cable, Inc., 6.25%, 6/15/13 (a)                             Ba2/BBB-         1,935,884
     600   Viacom, Inc., 5.625%-6.625%, 5/15/11-8/15/12 (a)                   A3/A-             652,392
   2,000   Walt Disney Co., 6.375%, 3/1/12 (a)                              Baa1/BBB+         2,168,940
                                                                                           ------------
                                                                                             21,266,289
                                                                                           ============

           OIL & GAS -- 6.3%
   2,200   Amerada Hess Corp., 6.65%, 8/15/11(a)                             Ba1/BBB1         2,348,454
     500   Barrett Resources Corp., 7.55%, 2/1/07 (a)                         B3/B+             537,500
   2,400   Centerpoint Energy Resources Corp., 7.875%, 4/1/13 (a)            Ba1/BBB          2,711,018
     200   Devon Financing Corp., 6.875%, 9/30/11 (a)                        Baa2/BBB           222,375
   1,800   Duke Capital Corp., 6.25%, 2/15/13 (a)                           Baa3/BBB-         1,853,820
   2,000   Halliburton Co., 2.65%, 7/17/04, FRN (a)                          Baa2/BBB         2,024,318

6 Fixed Income SHares Semi-Annual Report  4.30.04

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------



 Principal
    Amount                                                                   Credit Rating
     (000)                                                                   (Moody's/S&P)            Value
============================================================================================================
CORPORATE BONDS & NOTES (CONTINUED)
           OIL & GAS (CONCLUDED)
 $ 1,681   Kern River Funding Corp., 4.893%, 4/30/18 (a)(e)
              (acquired 4/28/03; cost--$1,721,500)                               A3/A-        $  1,644,295
     500   Kinder Morgan, Inc., 6.50%, 9/1/12 (a)                               Baa2/BBB           539,036
   2,000   Nexen, Inc., 5.05%, 11/20/13 (a)                                     Baa2/BBB         1,944,510
   2,500   Panhandle Eastern Pipe Line Co., 6.05%, 8/15/13 (a)                  Baa3/BBB         2,616,010
   3,100   Pemex Project Funding Master Trust, 7.375%-8.00%,
              11/15/11-12/15/14 (a)                                            Baa1/BBB-         3,299,800
   3,650   Pioneer Natural Resources Co., 6.50%-7.50%,
              1/15/08-4/15/12 (a)                                              Baa3/BBB-         4,043,224
     700   Premcor Refining Group, Inc., 6.75%, 5/1/14 (a)                      Ba3/BB-            700,000
     775   Ras Laffan Liquefied Natural Gas., Ltd., 3.44%, 9/15/09 (a)(e)
              (acquired 3/4/04; cost--$775,000)                                 Baa1/A-            767,103
      25   Sonat, Inc., 7.625%, 7/15/11 (a)                                    Caa1/CCC+            21,750
     400   Southern Natural Gas Co., 8.00%, 3/1/32 (a)                           B1/B-             402,000
     700   Valero Logistics Operations LP., 6.05%, 3/15/13 (a)                  Baa3/BBB           725,915
     800   Vintage Petroleum, Inc., 8.25%, 5/1/12 (a)                           Ba3/BB-            880,000
   2,700   XTO Energy, Inc., 6.25%, 4/15/13 (a)                                Baa3/BBB-         2,881,726
                                                                                              ------------
                                                                                                30,162,854
                                                                                              ============

           PAPER/PAPER PRODUCTS -- 2.4%
   2,235   Abitibi-Consolidated, Inc., 8.30%-8.55%, 8/1/05-8/1/10 (a)            Ba2/BB          2,417,833
   1,000   Boise Cascade Corp., 7.00%, 11/1/13 (a)                               Ba2/BB          1,054,716
   1,650   Bowater Canada Finance Corp., 7.95%, 11/15/11 (a)                     Ba2/BB          1,765,500
   1,050   Georgia-Pacific Corp. 8.125%-9.125%, 5/15/11-3/1/23 (a)              Ba3/BB+          1,134,775
   2,600   International Paper Co., 5.85%-6.75%, 9/1/11-10/30/12 (a)            Baa2/BBB         2,728,357
   2,150   Weyerhaeuser Co., 6.125%-6.75%, 3/15/07-3/15/12 (a)                  Baa2/BBB         2,347,140
                                                                                              ------------
                                                                                                11,448,321
                                                                                              ============

           PHARMACEUTICALS -- 0.6%
     800   Fresenius Medical Capital Trust, 7.875%, 6/15/11 (a)                 Ba2/BB-            880,000
   1,000   Schering-Plough Corp., 5.30%, 12/1/13 (a)                             A3/A-           1,000,254
   1,000   Wyeth, 5.50%, 2/1/14 (a)                                              Baa1/A            994,320
                                                                                              ------------
                                                                                                 2,874,574
                                                                                              ============

           TELECOMMUNICATIONS -- 6.5%
   4,000   AT&T Broadband Corp., 8.375%, 3/15/13                                Baa3/BBB         4,780,252
   2,950   AT&T Corp., 8.05%-8.75%, 11/15/11-11/15/31, VRN (a)                  Baa2/BBB         2,095,640
   2,350   AT&T Wireless Services, Inc., 7.50%-8.125%, 5/1/07-5/1/12 (a)        Baa2/BBB         2,725,206
   1,400   British Telecom plc, 7.875%-8.375%,
              12/15/05-12/15/10, VRN (a)                                        Baa1/A-          1,526,751
   2,000   Citizen Communications Co., 9.25%, 5/15/11 (a)                       Baa2/BBB         2,107,582
   3,110   Deutsche Telekom International Finance, 8.125%-8.50%,
              6/15/05-5/29/12, VRN (a)                                         Baa2/BBB+         3,887,133
   3,840   France Telecom SA, 7.50%-8.75%, 9/1/04-3/14/08, VRN (a)             Baa2/BBB+         4,490,093
     800   PanAmSat Corp., 8.50%, 2/1/12 (a)                                     Ba3/B+            908,000

                                4.30.04 Fixed Income SHares Semi-Annual Report 7

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


 Principal
    Amount                                                                     Credit Rating
     (000)                                                                     (Moody's/S&P)           Value
============================================================================================================
CORPORATE BONDS & NOTES (CONTINUED)
           TELECOMMUNICATIONS (CONCLUDED)
 $   740   Qwest Capital Funding, Inc., 7.25%, 2/15/11(a)                        Caa2/CCC+      $   606,800
   4,360   Sprint Capital Corp., 6.875%-8.375%, 3/15/12-11/15/28 (a)             Baa3/BBB-        4,729,772
   1,000   Telus Corp., 8.00%, 6/1/11(a)                                          Baa3/BBB        1,161,561
   1,000   Verizon Global Funding Inc., 4.00%-4.375%, 1/15/08-6/1/13 (a)           A2/A+            979,401
     900   Verizon New England, Inc., 6.50%, 9/15/11 (a)                           Aa3/A+           976,684
     100   Vodafone Group plc, 7.75%, 2/15/10 (a)                                   A2/A            115,939
                                                                                                -----------
                                                                                                 31,090,814
                                                                                                ===========

           TOBACCO -- 0.7%
   3,000   Philip Morris Cos., Inc., 6.375%-7.00%, 7/15/05-2/1/06 (a)             Baa2/BBB        3,145,510
                                                                                                ===========

           UTILITIES -- 7.4%
   1,000   Carolina Power & Light Co., 6.65%, 4/1/08, Ser. D (a)                  Baa1/BBB        1,087,769
     500   Cleveland Electric Illuminating Co., 6.86%, 10/1/08, Ser. A (a)       Baa2/BBB-          550,238
     400   Columbus Southern Power Co., 5.50%, 3/1/13 (a)                          A3/BBB           407,919
   1,300   Constellation Energy Group, Inc., 7.00%, 4/1/12 (a)                    Baa1/BBB        1,441,492
           Dayton Power & Light Co.,
   1,300      5.125%, 10/1/13 (a)(e)
              (acquired 9/24/03; cost--$1,295,199)                               Baa3/BBB-        1,256,544
   1,200      6.875%, 9/1/11 (a)                                                   Ba3/B+         1,188,000
     600   Duke Energy Corp., 5.625%, 11/30/12 (a)                                Baa1/BBB          608,891
     210   Edison Mission Energy, 7.73%, 6/15/09 (a)                                B2/B            199,500
           Entergy Gulf States, Inc.
   1,200       2.01%, 6/18/04, FRN (a)(e)
              (acquired 4/7/04; cost--$1,201,200)                                Baa3/BBB-        1,204,733
   1,500       3.60%, 6/1/08 (a)                                                 Baa3/BBB-        1,453,590
     900   Entergy Mississippi, Inc., 4.35%, 4/1/08 (a)                          Baa2/BBB+          899,064
     700   GC1C Funding Corp.
              5.13%, 1/15/14 (b)(e)(h)
              (acquired 4/16/04; cost--$700,000)                                   NR/BB-           691,387
     274   GG1B Funding Corp., 7.43%, 1/15/11 (a)                                Baa3/BBB-          282,234
     200   Idaho Power Corp., 6.60%, 3/2/11 (a)                                     A2/A            221,874
     900   IPALCO Enterprises, Inc., 8.375%-8.625%, 11/14/08-11/14/11 (a)         Ba1/BB-         1,003,500
   1,000   MidAmerican Energy Holdings Co., 5.875%, 10/1/12 (a)                  Baa3/BBB-        1,035,384
     200   Niagara Mohawk Power Corp., 7.75%, 5/15/06 (a)                         Baa2/A+           219,013
   1,600   Ohio Edison Co., 4.00%, 5/1/08 (a)                                     Baa2/BB+        1,573,426
   2,500   Ohio Power Co., 6.375%, 7/15/33, Ser. I (a)                             A3/BBB         2,463,205
     395   Oncor Electric Delivery Co., 6.375%, 5/1/12-1/15/15 (a)                Baa1/BBB          424,167
   2,800   Pacific Gas & Electric Co., 1.81%, 7/5/04, FRN (a)                     Baa2/BBB        2,801,425
   2,600   Pepco Holdings, Inc., 6.45%, 8/15/12 (a)                               Baa2/BB         2,775,386
     376   PNPP II Funding Corp., 8.51%, 11/30/06 (a)                             Baa2/BB+          398,007
   2,000   PPL Capital Funding, Inc., 4.33%, 3/1/09 (a)(e)
              (acquired 2/20/04; cost--$2,000,000)                               Baa3/BBB-        1,952,682
   1,200   Progress Energy, Inc., 6.05%-6.85%, 4/15/07-4/15/12(a)                Baa2/BBB-        1,312,181
   3,000   PSE&G Energy Holdings, LLC, 8.50%, 6/15/11(a)                          Ba3/BB-           330,000
   2,900   PSE&G Power LLC, 3.75%-7.75%, 4/1/09-6/1/12 (a)                        Baa1/BBB        3,058,921

8 Fixed Income SHares Semi-Annual Report  4.30.04

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


 Principal
    Amount                                                                 Credit Rating
     (000)                                                                 (Moody's/S&P)            Value
============================================================================================================
CORPORATE BONDS & NOTES (CONCLUDED)
           UTILITIES (CONCLUDED)
 $ 1,000   Southern California Edison Co., 8.00%, 2/15/07 (a)                 Baa2/BBB      $  1,121,942
   1,000   Tampa Electric Co., 6.875%, 6/15/12 (a)                           Baa2/BBB-         1,087,152
   1,900   TXU Energy Co., 7.00%, 3/15/13 (a)                                 Baa2/BBB         2,103,790
      97   Waterford 3 Funding Corp., 8.09%, 1/2/17 (a)                      Baa3/BBB-           106,828
                                                                                            ------------
                                                                                              35,260,244
                                                                                            ============
           WASTE MANAGEMENT -- 0.6%
   2,650   Waste Management, Inc., 6.375%-7.375%, 8/1/10-11/15/12 (a)         Baa3/BBB         2,915,920
                                                                                            ------------
           Total Corporate Bonds & Notes (cost--$254,991,844)                                259,639,335
                                                                                            ============

 U.S. GOVERNMENT AGENCY SECURITIES -- 11.1%
           FANNIE MAE -- 5.5%
   4,100    zero coupon, 6/1/17 (a)                                           Aaa/AAA          1,929,358
      98    3.09%-5.96%, 5/25/04-6/1/05, FRN, CMO (a)                         Aaa/AAA             98,926
  14,762    4.00%-7.50%, 6/1/32-12/1/31, CMO (a)                              Aaa/AAA         14,764,579
   9,600    5.50%, 11/1//33, CMO (f)                                          Aaa/AAA          9,578,995
                                                                                            ------------
                                                                                              26,371,858
                                                                                            ============

           FREDDIE MAC -- 0.1%
      93    3.125%-4.09%, 5/1/04-7/1/04, FRN (a)                              Aaa/AAA             94,176
      46    5.625%, 7/15/28 (a)                                               Aaa/AAA             46,646
                                                                                            ------------
                                                                                                 140,822
                                                                                            ============
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.1%
      61    4.375%, 5/1/04, FRN (a)                                           Aaa/AAA             61,585
  24,264    5.50%-7.50%, 1/15/31-1/15/34 (a)                                  Aaa/AAA         24,319,763
                                                                                            ------------
                                                                                              24,381,348
                                                                                            ============

           OTHER GOVERNMENT AGENCIES -- 0.4%
   2,000    Small Business Investment Companies, 4.50%, 2/1/14 (a)            Aaa/AAA          1,902,212
                                                                                            ------------
           Total U.S. Government Agency Securities (cost--$53,582,202)                        52,796,240
                                                                                            ============

 SOVEREIGN DEBT OBLIGATIONS (a) -- 5.1%
           BRAZIL -- 0.6%
           Republic of Brazil,
     777    2.0625%, 10/15/04, FRN (a)                                         B2/B+             702,078
   2,754    8.00%-11.50%, 3/12/08-1/20/34 (a)                                  B2/B+           2,442,340
                                                                                            ------------
                                                                                               3,144,418
                                                                                            ============

           CHILE -- 0.5%
   2,030   Republic of Chile, 7.125%, 1/11/12 (a)                              Baa1/A          2,277,254
                                                                                            ============

           CROATIA -- 0.3%
           Republic of Croatia, FRN
   1,182    2.00%, 7/31/04, Ser. A (a)                                       Baa3/BBB-         1,180,531
     138    2.00%, 7/31/04, Ser. B (a)                                       Baa3/BBB-           137,696
                                                                                            ------------
                                                                                               1,318,227
                                                                                            ============

                                4.30.04 Fixed Income SHares Semi-Annual Report 9

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------



 Principal
    Amount                                                                Credit Rating
     (000)                                                                (Moody's/S&P)           Value
============================================================================================================
SOVEREIGN DEBT OBLIGATIONS (CONCLUDED)
           MEXICO -- 1.3%
           United Mexican States,
 $ 6,000     6.375%-8.30%, 1/16/13-8/15/31 (a)                              Baa2/BBB-      $ 6,260,000
      50     8.00%, 9/24/22, Ser. A (a)                                     Baa2/BBB-           53,775
                                                                                           -----------
                                                                                             6,313,775
                                                                                           ===========

           PANAMA -- 0.5%
   2,000   Republic of Panama, 8.25%-9.625%, 2/8/11-7/23/12 (a)               Ba1/BB         2,261,000
                                                                                           ===========

           PERU -- 1.2%
   5,300   Republic of Peru, 9.125%, 2/21/12 (a)                             Ba3/BB-         5,591,500
                                                                                           ===========

           RUSSIA -- 0.6%
           Republic of Russia,
   1,700     5.00%, 3/31/07, FRN (a)                                         Baa3/BB+        1,563,150
   1,334     10.00%, 6/26/07 (a)                                             Baa3/BB+        1,520,835
                                                                                           -----------
                                                                                             3,083,985
                                                                                           ===========

           SOUTH AFRICA -- 0.1%
     465   Republic of South Africa, 9.125%, 5/19/09 (a)                     Baa2/BBB          552,139
                                                                                           -----------
           Total Sovereign Debt Obligations (cost--$23,127,115)                             24,542,298
                                                                                           ===========

 U.S. TREASURY NOTES & BONDS (a) -- 0.7%
   1,750     3.25%-3.375%, 1/15/07-8/15/08 (a)                               Aaa/AAA         1,739,747
     118     3.375%, 1/15/07 (a)(g)                                          Aaa/AAA           126,738
   1,000     8.125%, 8/15/19 (a)                                             Aaa/AAA         1,318,985
                                                                                           -----------
           Total U.S. Treasury Notes & Bonds (cost--$3,229,425)                              3,185,470
                                                                                           ===========

 MORTGAGE-BACKED SECURITIES -- 1.3%
     141   Bank of America Mortgage Securities, 5.72%, 5/1/04 FRN (a)         NR/AAA           143,742
   3,000   Chase Commercial Mortgage Securities Corp.,
             6.48%, 5/1/04, FRN (a)(e)                                        Aaa/NR         3,216,523
   1,284   CS First Boston Mortgage Securities Corp.,
             2.36%, 11/25/04, FRN (b)(e)(h)                                   NR/AAA         1,287,480
      21   First Nationwide Trust, 8.50%, 9/25/31(a)                          NR/AAA            21,699
  38,166   Hilton Hotel Pool Trust, 0.89%, 5/1/04, FRN, IO (e)                NR/AAA         1,439,081
                                                                                           -----------
           Total Mortgage-Backed Securities (cost--$5,899,296)                               6,108,525
                                                                                           ===========

 CONVERTIBLE PREFERRED STOCK (a) -- 0.5%
  Shares
   (000)
 -------
      80   General Motors Corp.,
              6.25%, 7/15/33, Ser. C (cost--$2,000,000)                        NR/NR         2,438,400
                                                                                           ===========
 ASSET-BACKED SECURITIES -- 0.4%
Principal
   Amount
    (000)
---------
$  1,718   Keystone Owner Trust, 8.35%-8.50%, 12/25/24-1/25/29 (b)(e)         Ba2/NR         1,730,510
           Total Asset-Backed Securities (cost--$1,740,824)                                 ==========

10 Fixed Income SHares Semi-Annual Report  4.30.04

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


   Shares                                                                               Credit Rating
    (000)                                                                               (Moody's/S&P)         Value
====================================================================================================================
 RIGHTS (D) -- 0.0%
     250   United Mexican States, Ser. B, expires 6/1/04                                    NR/NR       $     1,250
     250   United Mexican States, Ser. C, expires 6/1/05                                    NR/NR             5,000
     250   United Mexican States, Ser. D, expires 6/30/06                                   NR/NR             3,750
     250   United Mexican States, Ser. E, expires 6/1/07                                    NR/NR             2,500
                                                                                                        -----------
           Total Rights (cost--$0)                                                          NR/NR            12,500
                                                                                                        ===========

 SHORT-TERM INVESTMENTS -- 27.4%
Principal
   Amount
    (000)
---------
           COMMERCIAL PAPER (A) -- 18.0%
           BANKING -- 7.7%
$  9,000   ANZ (Delaware) Inc., 1.02%-1.04%, 5/17/04-6/25/04                               P-1/A-1+       8,994,824
  10,900   HBOS Treasury Services plc, 1.09%-1.07%, 6/21/04-9/1/04                         P-1/A-1+      10,879,414
   6,500   Royal Bank of Scotland plc, 1.02%-1.14%, 5/12/04-8/26/04                        P-1/A-1+       6,490,007
  10,400   Westpac Trust Secs. Ltd., 1.03%-1.04%, 5/20/04-5/25/04                          P-1/A-1+      10,393,176
                                                                                                        -----------
                                                                                                         36,757,421
                                                                                                        ===========

           FINANCING -- 10.0%
   9,100   Barclay US Funding Corp., 1.11%, 8/25/04-8/26/04                                P-1/A-1+       9,066,306
   3,300   CBA (Delaware) Finance, 1.02%-1.05%, 6/10/04-7/2/04                             P-1/A-1+       3,295,563
   3,300   CDC Commercial Paper Corp., 1.02%-1.12%, 6/11/04-8/19/04                        P-1/A-1+       3,292,242
   9,600   Danske Corp., 1.03%, 5/12/04-6/18/04                                            P-1/A-1+       9,594,496
   9,100   General Electric Capital Corp., 1.04%-1.06%, 6/15/04-7/16/04                    P-1/A-1+       9,081,395
  13,400   UBS Finance, Inc., 1.04%-1.07%, 7/6/04-7/15/04                                  P-1/A-1+      13,370,187
                                                                                                        -----------
                                                                                                         47,700,189
                                                                                                        ===========

           TOBACCO -- 0.3%
   1,500   Altria Group, Inc., 1.80% 10/29/04                                              P-3/A-2        1,500,000
                                                                                                        -----------
           Total Commercial Paper (cost--$85,959,725)                                                    85,957,610
                                                                                                        ===========

           CORPORATE NOTES (A) -- 3.6%
           AUTOMOTIVE -- 0.4%
   1,600   DaimlerChrysler N.A. Holdings, 7.40%, 1/20/05                                    A3/BBB        1,661,307
                                                                                                        ===========

           DIVERSIFIED MANUFACTURING -- 0.3%
   1,500   Tyco International Group SA, 5.875%, 11/1/04                                   Baa2/BBB-       1,529,679
                                                                                                        ===========

           FINANCING -- 1.3%
           Ford Motor Credit Co.,
   4,000     1.36%, 7/28/04, FRN                                                           A3/BBB-        3,977,004
   2,000     7.50%, 3/15/05                                                                A3/BBB-        2,088,666
                                                                                                        -----------
                                                                                                          6,065,670
                                                                                                        ===========

           HOTELS/GAMING -- 0.5%
   2,100   MGM Grand Inc., 6.95%, 2/1/05                                                   Ba1/BB+        2,176,125
     200   Mirage Resorts, Inc., 6.625%, 2/1/05                                            Ba1/BB+          207,250
                                                                                                        -----------
                                                                                                          2,383,375
                                                                                                        ===========

           MULTI-MEDIA -- 0.0%
     100   Cox Communications, Inc., 6.69%, 9/20/04                                        Baa2/BBB         101,791
                                                                                                        ===========

           TELECOMMUNICATIONS -- 0.4%
   2,000   Sprint Capital Corp. FON Group, 7.90%, 3/15/05                                 Baa3/BBB-       2,099,316
                                                                                                        ===========

                               4.30.04 Fixed Income SHares Semi-Annual Report 11

FIXED INCOME SHARES -- SERIES C SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


Principal
 Amount                                                                                    Credit Rating
  (000)                                                                                    (Moody's/S&P)         Value
========================================================================================================================
SHORT-TERM INVESTMENTS (CONCLUDED)
           UTILITIES -- 0.7%
$ 500      Cleveland Electric Illuminating Co., 7.67%, 7/1/04, Ser. B                         Baa2/BBB-     $    504,626
1,100      Edison International, Inc., 6.875%, 9/15/04.                                        Ba2/BB+         1,120,625
1,450      Niagara Mohawk Power Corp., 5.375%, 10/1/04                                         Baa3/A-         1,472,838
 100       PP&L Capital Funding, Inc., 7.75%, 4/15/05 , Ser. C                                Baa3/BBB-          104,887
                                                                                                            ------------
                                                                                                               3,202,976
                                                                                                            ------------
           Total Corporate Notes (cost--$16,951,958)                                                          17,044,114
                                                                                                            ============


           U.S. GOVERNMENT AGENCY SECURITIES (a) -- 2.5%
12,200     Fannie Mae, 1.01%-1.05%, 5/5/04-7/14/04 (cost--$12,184,386)                         Aaa/AAA        12,184,055
                                                                                                            ============
           U.S. TREASURY BILLS (a) -- 1.7%
7,900         1.01%, 5/6/04-6/17/04 (cost--$7,896,000)                                         Aaa/AAA         7,896,000
                                                                                                            ============

           REPURCHASE AGREEMENT -- 1.6%
7,656      Agreement with State Street Bank & Trust Co., dated April 30,
              2004, 0.80% due 5/3/04, proceeds: $7,656,051; collateralized by Federal Farm Credit Bank, 1.95% due 12/30/04, valued at
              $7,810,029; (cost--$7,656,000)                                                   Aaa/AAA         7,656,000
                                                                                                            ------------

           Total Short-Term Investments (cost--$130,648,069)                                                 130,737,779
                                                                                                            ============
           Total Investments, before options written
              (cost--$475,218,775+) -- 100.9%                                                                481,191,057
                                                                                                            ============
 CALL OPTIONS WRITTEN (d) -- (0.0)%
Contracts
---------
           U.S Treasury Notes 10 yr Futures, Chicago Board of Trade:
 (25)         Strike price $114, expires 8/27/04                                                                 (10,547)
 (12)         Strike price $115, expires 5/21/04                                                                    (375)
  (6)         Strike price $115, expires 8/27/04                                                                  (1,781)
(121)         Strike price $116, expires 5/21/04                                                                  (1,891)
 (56)         Strike price $117, expires 5/21/04                                                                    (875)
                                                                                                            ------------
           Total Call Options Written (premiums received--$143,971)                                              (15,469)
                                                                                                            ============

 PUT OPTIONS WRITTEN (d) -- (0.0)%
 (56)      U.S Treasury Notes 10 yr Futures, Chicago Board of Trade:
              Strike price $110, expires 5/21/04
                (premiums received--$88,165)                                                                     (39,375)
                                                                                                            ============
           Total Options Written (premiums received--$232,136)                                                   (54,844)
                                                                                                            ============

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost--$474,986,639)                                      100.9%   481,136,213
Liabilities in excess of other assets                                                                (0.9)    (4,194,271)
                                                                                                    -----   ------------
NET ASSETS                                                                                          100.0%  $476,941,942
                                                                                                    -----   ============

--------------------------------------------------------------------------------
+ The cost of securities for federal income tax purposes is $475,218,775. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $10,842,806; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $4,870,524; net unrealized appreciation for federal income tax purposes is $5,972,282.



12 Fixed Income SHares Semi-Annual Report  4.30.04

FIXED INCOME SHARES -- SERIES M SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)


--------------------------------------------------------------------------------

 Principal
    Amount                                                                  Credit Ratings
     (000)                                                                   (Moody's/S&P)           Value
===========================================================================================================
 U.S. GOVERNMENT AGENCY SECURITIES -- 125.5%
           FANNIE MAE -- 82.7%
$ 23,104    1.17%-7.84%, 5/1/04-5/25/04, FRN (a)                                 Aaa/AAA     $  23,713,522
  15,968    3.50%-7.50%, 2/25/09-1/1/34 (a)                                      Aaa/AAA        16,126,600
 353,700    5.00%-5.50%, 5/30/19-5/30/34 (f)                                     Aaa/AAA       354,331,903
     844    6.50%, 7/18/27, PO (a)                                               Aaa/AAA           878,326
                                                                                             -------------
                                                                                               395,050,351
                                                                                             =============

           FREDDIE MAC -- 25.8%
  25,637    1.54%-6.04%, 11/1/03-11/15/03, FRN (a)                               Aaa/AAA        26,299,923
  13,779    5.00%-7.50%, 7/1/08-8/15/30 (a)                                      Aaa/AAA        14,301,000
  83,000    5.50%, 5/31/34 (f)                                                   Aaa/AAA        82,896,250
                                                                                             -------------
                                                                                               123,497,173
                                                                                             =============

           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 17.0%
  15,458    1.40%-5.75%, 5/16/04-4/1/05, FRN (a)                                 Aaa/AAA        15,679,146
  30,000    5.50%, 5/20/34 (f)                                                   Aaa/AAA        30,009,360
  35,303    5.50%-7.50%, 5/15/23-3/15/34 (a)                                     Aaa/AAA        35,373,861
                                                                                             -------------
                                                                                                81,062,367
                                                                                             =============
           Total U.S. Government Agency Securities (cost--$605,340,395)                        599,609,891
                                                                                             =============


 MORTGAGE-RELATED SECURITIES -- 22.5%
           Bank of America Mortgage Securities, Inc.,
   4,047    4.74%, 8/25/32 (a)                                                    Aa2/NR         4,099,355
   3,083    4.74%, 8/25/32 (a)                                                    A2/NR          3,114,399
  15,088   Bear Stearns Alt-A Trust, 1.38%, 5/25/04, FRN (a)                     Aaa/AAA        15,125,788
     151   Bear Stearns Mortgage Securities, Inc., 6.74%, 5/25/04, FRN (a)        Aaa/NR           153,472
  12,099   Carey Commercial Mortgage Trust, 5.97%, 9/20/19 (e)
             (acquired 8/27/02-7/25/03; cost--$12,613,028)                        Aaa/NR        12,364,769
   2,872   Cendant Mortgage Corp., 6.00%, 7/25/43 (e)
             (acquired 10/24/03; cost--$2,837,933)                                NR/AAA         2,908,503
     176   Citicorp Mortgage Securities, Inc., 5.75%, 6/25/09 (a)                Aaa/AAA           177,481
             Commercial Capital Access One, Inc.,
     805   6.30%, 11/15/28 (a)(e)
             (acquired 1/24/02; cost--$970,262)                                  Aaa/NR            846,104
   3,505   7.70%, 5/1/04, FRN (a)(e)
             (acquired 5/9/03; cost--$3,779,126)                                 NR/NR           3,678,721
     198   Countrywide Home Loans, 6.75%, 12/25/30 (a)                            Aaa/NR           198,294
           CS First Boston Mortgage Securities Corp.,
     266     1.50%-1.65%, 5/25/04, FRN (a)                                       Aaa/Aaa           266,331
     432     2.00%, 5/25/04, FRN (b)(e)(h)
             (acquired 5/9/03; cost--$3,779,126)                                  NR/NR            426,994
   3,000     2.40%, 5/15/04, FRN (a)(e)
             (acquired 8/5/03; cost--$3,059,298)                                  A1/AA+         3,000,825
   2,000     2.60%, 6/15/04, FRN (a)(e)
             (acquired 8/21/03; cost--$4,988,319)                                A2/AA--         2,003,510
   5,000     2.85%, 5/15/04, FRN (a)(e)
             (acquired 8/21/03; cost--$4,988,319)                                  A3/A          5,004,602
   3,179     6.75%, 6/25/31(a)                                                   Aaa/AAA         3,218,673

                               4.30.04 Fixed Income SHares Semi-Annual Report 13

FIXED INCOME SHARES -- SERIES M SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


 Principal
    Amount                                                                   Credit Ratings
     (000)                                                                    (Moody's/S&P)           Value
============================================================================================================
MORTGAGE-RELATED SECURITIES (CONCLUDED)
 $    72   First Nationwide Trust, 8.00%, 10/25/30 (a)                             NR/AAA     $      72,357
           GS Mortgage Securities Corp. II,
   1,500     6.62%, 2/16/16 (a)(e)
             (acquired 11/1/03; cost--$1,641,281)                                  NR/AAA         1,626,061
   3,000     6.62%, 5/3/18 (a)(e)
             (acquired 1/17/02; cost--$3,059,555)                                  Aaa/AAA        3,288,591
     180   Headlands Mortgage Securities Inc., 6.65%, 2/25/29 (a)                  NR/AAA           181,620
  38,166   Hilton Hotel Pool Trust, 0.89%, 5/1/04, FRN, IO (b)(e)
             (acquired 2/12/02-2/13/02; cost--$1,328,195)                          Aaa/AA         1,439,081
     308   Impac Secured Assets Owner Trust, 7.37%, 4/25/32 (a)                   Aaa/AAA           313,371
   2,000   J.P. Morgan Chase Commercial Mortgage Sec. Corp.,
             6.47%, 11/15/35 (a)                                                   NR/AAA         2,196,315
   1,000   Mellon Residential Funding Corp., 1.59%, 5/1/04, FRN (a)                NR/AAA           976,694
   1,576   Merrill Lynch Credit Corp. Mortgage Investors, Inc., 1.50%-1.52%,
             11/15/03, FRN (a)                                                    Aaa/AAA         1,580,351
   2,289   Morgan Stanley Dean Witter Capital, 4.60%, 3/25/33 (a)                 Aaa/AAA         2,307,326
   2,474   Mortgage Capital Funding, Inc., 7.29%, 2/20/27 (a)                      Aaa/NR         2,615,369
   1,227   Residential Asset Securitization Trust, 5.50%, 7/25/33 (a)              NR/AAA         1,245,318
      92   Residential Funding Mortgage Securities I, 7.00%, 5/25/11 (a)           NR/AAA            92,055
   8,524   Structured Asset Mortgage Investments I, Inc., 5.93%,
             5/24/04, FRN (a)                                                      NR/AA          8,680,425
   6,919   Structured Asset Mortgage Investments II, Inc., 1.45%, 5/19/04,
             FRN (a)(h)                                                           Aaa/AAA         6,873,484
     164   Structured Asset Securities Corp., 2.64%, 5/1/04, FRN (a)              Aaa/AAA           166,376
           Washington Mutual Mortgage Securities Corp.,
     893     5.16%, 5/1/04, FRN (a)                                               Aaa/AAA           909,543
   7,341     5.16%, 5/1/04, FRN (a)                                                Aa2/AA         7,396,326
   5,672     5.16%, 5/1/04, FRN (a)                                                 A2/A          5,694,963
     236     5.57%, 6/25/32 (a)                                                     A2/A            238,018
     426   Wells Fargo Mortgage Backed Securities Trust, 4.65%, 5/1/04 (a)        Aaa/AAA           428,810
   2,606   Vendee Mortgage Trust, 6.50%, 9/15/24 (a)                               NR/NR          2,682,401
                                                                                              -------------
           Total Mortgage-Related Securities (cost--$107,927,086)                               107,592,676
                                                                                              =============

 ASSET-BACKED SECURITIES -- 13.4%
   7,227   Aegis Asset Backed Securities Trust, 4.00%, 11/25/33, IO (b)           Aaa/AAA           382,126
     753   Amortizing Residential Collateral Trust, 1.37%, 5/25/04, FRN (a)        NR/AAA           753,664
   5,000   Asset Backed Securities Corp., Home Equity, 1.80%, 5/15/04,
             FRN (a)                                                               Aa2/AA         5,040,374
     456   Bayview Financial Acquisition Trust, 1.48%, 5/25/04, FRN (a)(e)
             (acquired 2/12/02-2/13/02; cost--$545,792)                           Aaa/AAA           457,019
   6,104   Bear Stearns Asset Backed Securities, Inc., 1.69%, 5/25/04,
             FRN (a)                                                              Aaa/AAA         6,172,403
   2,079   Beneficial Mortgage Corp., 1.22%, 5/28/04, FRN (a)                     Aaa/AAA         2,069,713
     800   Community Program Loan Trust, 4.50%, 4/1/29 (a)                         NR/AAA           714,180
   2,000   Conseco Finance Home Equity Loan, 2.60%, 5/15/04, FRN (a)               Aa2/AA         2,056,102
     200   Conseco Finance Home Loan Trust, 8.88%, 6/15/24 (a)                    Aa2/AAA           201,051
   2,000   Conseco Finance Securitization Co., 2.45%, 5/15/04, FRN (a)             Aa2/AA         2,008,096

14 Fixed Income SHares Semi-Annual Report  4.30.04

FIXED INCOME SHARES -- SERIES M SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


 Principal
    Amount                                                                   Credit Ratings
     (000)                                                                   (Moody's/S&P)            Value
============================================================================================================
ASSET-BACKED SECURITIES (CONCLUDED)
 $   203   EMC Mortgage Loan Trust, 1.47%, 5/25/04, FRN (e)
             (acquired 6/28/01; cost--$256,478)                                   Aaa/AAA     $     203,985
     279   First Investor Auto Owner Trust, 3.46%, 12/15/08 (a)(e)
             (acquired 1/17/02; cost--$395,974)                                   Aaa/AAA           281,565
      80   First Plus Home Loan Trust, 7.32%, 11/10/23 (a)                         NR/AA             80,025
     331   Fremont Home Loan Owner Trust, 1.50%, 5/25/04, FRN (a)                 Aaa/AAA           332,107
   1,466   Fremont Home Loan Trust, 1.47%, 5/25/04, FRN (a)                       Aaa/AAA         1,470,827
           Green Tree Financial Corp.,
   1,000     7.06%, 2/1/31 (a)                                                    NR/BBB            788,664
   2,003     7.40%, 6/15/27 (a)                                                   Aa3/AAA         2,139,575
     648     7.55%, 1/15/29 (a)                                                   NR/AA+            686,693
   5,851   Home Equity Mortgage Trust, 1.52%, 5/25/04, FRN (a)                    Aaa/AAA         5,875,013
     471   Household Mortgage Loan Trust, 1.40%, 5/20/04, FRN (a)                 Aaa/AAA           472,083
   3,831   Irwin Home Equity Trust, 1.62%, 5/25/04, FRN (a)                       Aaa/AAA         3,852,269
           Merrill Lynch Mortgage Investor, Inc.,
   2,548     1.46%, 5/25/04, FRN (a)                                              Aaa/AAA         2,555,986
   2,500     2.10%, 5/25/04, FRN (a)                                               Aa2/AA         2,532,150
   4,337   Morgan Stanley ABS Capital I, Inc., 1.44%, 5/25/04, FRN (a)            Aaa/AAA         4,349,025
     275   Nissan Auto Receivables Owner Trust, 4.28%, 10/16/06 (a)               Aaa/AAA           280,640
   2,871   Renaissance Home Equity Loan Trust, 1.30%, 5/25/04, FRN (a)            Aaa/AAA         2,873,548
     367   Residential Asset Mortgage Products, Inc., 6.58%, 1/25/32 (a)          Aaa/AAA           369,979
  10,000   Residential Asset Securities Corp., 8.19%, 2/25/31 (a)                  NR/AAA        10,792,094
      23   Residential Funding Mortgage Securities I, 7.18%, 12/25/22 (a)         Aaa/AAA            22,542
           Salomon Brothers Mortgage Securities VII,
     174     1.68%, 5/15/04, FRN (a)                                               NR/AAA           174,451
   3,800     2.25%, 5/25/04, FRN (a)                                               NR/A+          3,840,983
     156   Sequoia Mortgage Trust, 2.35%, 5/25/04, FRN (a)                        Aaa/AAA           159,644
                                                                                              -------------
           Total Asset-Backed Securities (cost--$63,724,300)                                     63,988,576
                                                                                              =============

 U.S. TREASURY BONDS (a) -- 5.5%
  69,000    zero coupon, 11/15/21 (cost--$26,552,544)                             Aaa/AAA        26,065,647
                                                                                              =============

 SHORT-TERM INVESTMENTS -- 31.4%
           U.S. GOVERNMENT DISCOUNT NOTES (a) -- 22.4%
  80,400   Fannie Mae 1.01%-1.06%, 6/1/04-9/8/04                                  Aaa/AAA        80,226,206
  13,300   Federal Home Loan Bank, 1.01%-1.09%, 5/28/04-8/27/04                   Aaa/AAA        13,276,153
  13,800   Freddie Mac 1.01%-1.09%, 5/28/03-8/27/04                               Aaa/AAA        13,777,179
                                                                                              -------------
           Total U.S. Government Agency Discount Notes (cost--$107,286,319)                     107,279,538
                                                                                              =============
           U.S. TREASURY BILLS (a) -- 4.8%
  22,900   1.01%-1.03%, 6/3/04-6/17/04 (cost--$22,875,239)                        Aaa/AAA        22,875,239
                                                                                              =============

           COMMERCIAL PAPER (a) -- 3.7%
           FINANCING -- 3.0%
  14,300   General Electric Capital Corp., 1.04%-1.06%, 6/8/04-8/13/04            P-1/A-1+       14,274,131
                                                                                              =============

           PHARMACEUTICALS -- 0.7%
   3,200   Pfizer, Inc., 1.01%, 5/24/04-6/8/04                                    P-1/A-1+        3,197,197
                                                                                              =============
           Total Commercial Paper (cost--$17,471,906)                                            17,471,328
                                                                                              =============

                               4.30.04 Fixed Income SHares Semi-Annual Report 15

FIXED INCOME SHARES -- SERIES M SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


 Principal
    Amount                                                                 Credit Ratings
     (000)                                                                 (Moody's/S&P)           Value
========================================================================================================
SHORT-TERM INVESTMENTS (CONCLUDED)
           ASSET-BACKED SECURITIES -- 0.1%
$  698     Capital Asset Research Funding LP, 6.40%, 6/15/04 (b)(e)(h)
             (acquired 5/20/03; cost--$702,366)                              Aaa/AAA      $     692,977
 2,000     NPF XII, Inc., 2.76%, 11/1/03, FRN (b)(c)(d)(e)(h)
             (acquired 8/3/01; cost--$2,000,000)                                Ca/NR                12
                                                                                           -------------
           Total Asset-Backed Securities (cost--$2,702,366)                                     692,989
                                                                                           =============

           MORTGAGE-RELATED SECURITIES -- 0.0%
 1,737     CS First Boston Mortgage Securities Corp.,
             2.00%, 5/25/04, IO (b) (cost--$31,192)                           Aaa/AAA            27,122
                                                                                           =============

           REPURCHASE AGREEMENT -- 0.4%
 1,835     Agreement with State Street Bank & Trust Co., dated April 30,
             2004, 0.80% due 5/3/04 proceeds: $1,835,122; collateralized by Federal Home Loan Bank, 4.125% due 5/13/05, valued at
             $1,875,938; (cost--$1,835,000)                                   Aaa/AAA         1,835,000
                                                                                           -------------
           Total Short-Term Investments (cost--$152,202,022)                                150,181,216
                                                                                           =============

 PUT OPTIONS PURCHASED (d) -- 0.0%

Contracts
---------
44,000     Federal National Mortgage Association, Over-the-Counter,
             6.60%, 8/34, Strike price $81.00, expires 8/6/04
             (premiums paid--$5,156)                                                              1,408
                                                                                           =============
TOTAL INVESTMENTS (cost--$955,751,503+)                                        198.3%       947,439,414
Liabilities in excess of other assets                                          (98.3)      (469,550,333)
                                                                             -------       -------------
NET ASSETS                                                                     100.0%      $477,889,081
                                                                             -------       =============

----------------
+ The cost of securities for federal income tax purposes is $955,751,503. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,499,908; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $9,811,997; net unrealized depreciation for federal income tax purposes is $8,312,089.
--------------------------------------------------------------------------------


16 Fixed Income SHares Semi-Annual Report  4.30.04

FIXED INCOME SHARES -- SERIES C, M SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS:


(a) All or partial amount segregated as collateral for when-issued or delayed-delivery securities.
(b)  Security deemed illiquid.
(c)  Security in default.
(d)  Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are Private Placements and are restricted as to resale and do not have a readily available market. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. These securities amounted to $31,745,441 or 6.66% of net assets and $38,223,319 or 8.00% of net assets for Series C and Series M, respectively.
(f) When-issued or delayed-delivery security. To be delivered/settled after April 30, 2004.
(g)  Inflationary Bonds--Principal amount of security is adjusted for inflation.
(h)  Fair-valued security.
--------------------------------------------------------------------------------
GLOSSARY:

CMO  --  Collateralized Mortgage Obligation
FRN  --  Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on
         April 30, 2004.
IO   --  Interest only
NR   --  Not Rated.
PO   --  Principal only
VRN -- Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2004.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                               4.30.04 Fixed Income SHares Semi-Annual Report 17

FIXED INCOME SHARES -- SERIES C, M STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                                                                      SERIES C          SERIES M
                                                                             -----------------   ---------------
ASSETS:
Investments, at value (cost--$475,218,775 and $955,751,503,
  respectively)                                                                $ 481,191,057      $947,439,414
--------------------------------------------------------------------------     -------------      ------------
Cash (including foreign currency on Series C of $917,615 with a cost of
$907,434)                                                                            829,584             1,036
--------------------------------------------------------------------------     -------------      ------------
Interest receivable                                                                5,088,284         1,238,094
--------------------------------------------------------------------------     -------------      ------------
Receivable for shares of beneficial interest sold                                  1,811,615         1,806,913
--------------------------------------------------------------------------     -------------      ------------
Unrealized appreciation on swaps                                                     665,325                --
--------------------------------------------------------------------------     -------------      ------------
Swap premiums paid                                                                   529,560                --
--------------------------------------------------------------------------     -------------      ------------
Receivable for variation margin on futures contracts                                 506,070            13,781
--------------------------------------------------------------------------     -------------      ------------
Receivable for investments sold                                                          244         1,128,926
--------------------------------------------------------------------------     -------------      ------------
  Total Assets                                                                   490,621,739       951,628,164
--------------------------------------------------------------------------     =============      ============
LIABILITIES:
Payable for investments purchased                                                 10,405,000       471,772,953
--------------------------------------------------------------------------     -------------      ------------
Dividends payable                                                                  1,705,793         1,334,845
--------------------------------------------------------------------------     -------------      ------------
Unrealized depreciation on swaps                                                     710,784                --
--------------------------------------------------------------------------     -------------      ------------
Payable for shares of beneficial interest redeemed                                   599,600           631,285
--------------------------------------------------------------------------     -------------      ------------
Swap premiums received                                                               131,012                --
--------------------------------------------------------------------------     -------------      ------------
Unrealized depreciation on forward foreign currency contracts                         72,764                --
--------------------------------------------------------------------------     -------------      ------------
Options written, at value (premiums received on Series C--$232,136)                   54,844                --
--------------------------------------------------------------------------     -------------      ------------
  Total Liabilities                                                               13,679,797       473,739,083
--------------------------------------------------------------------------     -------------      ------------
NET ASSETS                                                                     $ 476,941,942      $477,889,081
--------------------------------------------------------------------------     =============      ============
NET ASSETS CONSIST OF:
Beneficial interest shares of $0.001 par value (unlimited number
  authorized)                                                                         41,528            42,027
--------------------------------------------------------------------------     -------------      ------------
Paid-in-capital in excess of par                                                 463,379,842       476,955,285
--------------------------------------------------------------------------     -------------      ------------
Undistributed net investment income                                                   11,988                --
--------------------------------------------------------------------------     -------------      ------------
Accumulated net realized gain                                                     10,855,307         9,236,667
--------------------------------------------------------------------------     -------------      ------------
Net unrealized appreciation (depreciation) of investments, futures contracts, options written, swaps and other assets and liabilities
  denominated in foreign currency                                                  2,653,277        (8,344,898)
--------------------------------------------------------------------------     -------------      ------------
NET ASSETS                                                                     $ 476,941,942      $477,889,081
--------------------------------------------------------------------------     =============      ============
Shares Outstanding                                                                41,528,269        42,026,961
--------------------------------------------------------------------------     -------------      ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                 $       11.48      $      11.37
--------------------------------------------------------------------------     =============      ============



18 Fixed Income SHares Semi-Annual Report  4.30.04

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES -- SERIES C, M STATEMENTS OF OPERATIONS
For the six months ended April 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                                                               SERIES C         SERIES M
                                                                       ----------------   --------------
INVESTMENT INCOME:
Interest                                                                $   9,691,370      $  8,507,543
--------------------------------------------------------------------    -------------      ------------
Dividends                                                                      69,661                --
--------------------------------------------------------------------    -------------      ------------
  Total Investment Income                                                   9,761,031         8,507,543
--------------------------------------------------------------------    -------------      ------------
EXPENSES:
Interest expense                                                                   --            31,087
--------------------------------------------------------------------    -------------      ------------
NET INVESTMENT INCOME                                                       9,761,031         8,476,456
--------------------------------------------------------------------    -------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments                                                              7,251,360         9,496,124
--------------------------------------------------------------------    -------------      ------------
   Futures contracts                                                        4,113,286          (237,589)
--------------------------------------------------------------------    -------------      ------------
   Options written                                                            401,241            88,994
--------------------------------------------------------------------    -------------      ------------
   Swaps                                                                      (97,888)               --
--------------------------------------------------------------------    -------------      ------------
   Foreign currency transactions                                              (24,826)               --
--------------------------------------------------------------------    -------------      ------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
  transactions                                                            (11,372,017)       (7,824,187)
--------------------------------------------------------------------    -------------      ------------
Net realized and unrealized gain on investments, futures contracts,
  options written, swaps and foreign currency transactions                    271,156         1,523,342
--------------------------------------------------------------------    -------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  INVESTMENT OPERATIONS                                                 $  10,032,187      $  9,999,798
--------------------------------------------------------------------    =============      ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                               4.30.04 Fixed Income SHares Semi-Annual Report 19

FIXED INCOME SHARES -- SERIES C STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    For the
                                                                                 Six Months
                                                                                      ended         Year ended
                                                                             April 30, 2004        October 31,
                                                                                (unaudited)               2003
                                                                           ----------------   ----------------
INVESTMENT OPERATIONS:
Net investment income                                                       $   9,761,031      $  17,916,616
------------------------------------------------------------------------    -------------      -------------
Net realized gain on investments, futures contracts, options written,
  swaps and foreign currency transactions                                      11,643,173          5,788,785
------------------------------------------------------------------------    -------------      -------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
  transactions                                                                (11,372,017)        19,286,409
------------------------------------------------------------------------    -------------      -------------
Net increase in net assets resulting from investment operations                10,032,187         42,991,810
------------------------------------------------------------------------    =============      =============
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                         (10,293,545)       (17,916,616)
------------------------------------------------------------------------    -------------      -------------
Net realized gains                                                             (6,332,601)          (988,226)
------------------------------------------------------------------------    -------------      -------------
Total dividends and distributions to shareholders                             (16,626,146)       (18,904,842)
------------------------------------------------------------------------    =============      =============
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                          174,556,436        228,757,401
------------------------------------------------------------------------    -------------      -------------
Cost of shares redeemed                                                       (65,117,839)       (84,627,908)
------------------------------------------------------------------------    -------------      -------------
Net increase in net assets from capital share transactions                    109,438,597        144,129,493
------------------------------------------------------------------------    -------------      -------------
TOTAL INCREASE IN NET ASSETS                                                  102,844,638        168,216,461
------------------------------------------------------------------------    =============      =============
NET ASSETS:
Beginning of period                                                           374,097,304        205,880,843
------------------------------------------------------------------------    -------------      -------------
End of period (including undistributed net investment income of $11,988
  and $544,502, respectively)                                               $ 476,941,942      $ 374,097,304
------------------------------------------------------------------------    =============      =============
SHARES ISSUED AND REDEEMED:
Issued                                                                         14,876,722         20,015,740
------------------------------------------------------------------------    -------------      -------------
Redeemed                                                                       (5,546,192)        (7,407,399)
------------------------------------------------------------------------    -------------      -------------
NET INCREASE                                                                    9,330,530         12,608,341
------------------------------------------------------------------------    =============      =============


20 Fixed Income SHares Semi-Annual Report 4.30.04

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES --SERIES M STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the
                                                                            Six Months
                                                                                 ended         Year ended
                                                                        April 30, 2004        October 31,
                                                                           (unaudited)               2003
                                                                      ----------------   ----------------
INVESTMENT OPERATIONS:
Net investment income                                                  $   8,476,456      $  12,712,575
-------------------------------------------------------------------    -------------      -------------
Net realized gain on investments and futures contracts                     9,347,529          6,804,067
-------------------------------------------------------------------    -------------      -------------
Net change in unrealized appreciation/depreciation of investments,
 futures contracts and options written                                    (7,824,187)        (2,296,012)
-------------------------------------------------------------------    -------------      -------------
Net increase in net assets resulting from investment operations            9,999,798         17,220,630
-------------------------------------------------------------------    =============      =============
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                     (8,476,456)       (12,712,575)
-------------------------------------------------------------------    -------------      -------------
Net realized gains                                                        (6,930,696)        (9,607,094)
-------------------------------------------------------------------    -------------      -------------
Total dividends and distributions to shareholders                        (15,407,152)       (22,319,669)
-------------------------------------------------------------------    =============      =============
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                     177,684,089        231,926,326
-------------------------------------------------------------------    -------------      -------------
Cost of shares redeemed                                                  (62,999,718)       (74,018,447)
-------------------------------------------------------------------    -------------      -------------
Net increase in net assets from capital share transactions               114,684,371        157,907,879
-------------------------------------------------------------------    -------------      -------------
Total increase in net assets                                             109,277,017        152,808,840
-------------------------------------------------------------------    -------------      -------------
NET ASSETS:
Beginning of period                                                      368,612,064        215,803,224
-------------------------------------------------------------------    -------------      -------------
End of period                                                          $ 477,889,081      $ 368,612,064
-------------------------------------------------------------------    =============      =============
SHARES ISSUED AND REDEEMED:
Issued                                                                    15,370,410         20,174,077
-------------------------------------------------------------------    -------------      -------------
Redeemed                                                                  (5,446,125)        (6,441,644)
-------------------------------------------------------------------    -------------      -------------
NET INCREASE                                                               9,924,285         13,732,433
-------------------------------------------------------------------    =============      =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                               4.30.04 Fixed Income SHares Semi-Annual Report 21

FIXED INCOME SHARES -- SERIES C, M FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding throughout each period:




                                                          For the
                                                       Six Months                Year ended                   For the Period
                                                            ended ----------------------------------------   March 17, 2000*
                                                   April 30, 2004  October 31,   October 31,   October 31,           through
                                                      (unaudited)         2003          2002          2001  October 31, 2000
SERIES C:                                  ---------------------- ------------ ------------- ------------- -----------------
Net asset value, beginning of period           $    11.62           $ 10.51        $ 11.35      $ 10.12        $  10.00
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
INVESTMENT OPERATIONS:
Net investment income                                0.26              0.71           0.73         0.75            0.45
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Net realized and unrealized gain (loss)
on investments, futures contracts,
options written, swaps and foreign
currency transactions                                0.06              1.16          (0.62)        1.31            0.12
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Total from investment operations                     0.32              1.87           0.11         2.06            0.57
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                              (0.28)            (0.71)         (0.72)       (0.75)          (0.45)
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Net realized gains                                 (0.18)            (0.05)         (0.23)       (0.08)             --
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Total dividends and distributions to
shareholders                                       (0.46)            (0.76)         (0.95)       (0.83)          (0.45)
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Net asset value, end of period                     $11.48            $11.62         $10.51       $11.35          $10.12
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
TOTAL INVESTMENT RETURN (1)                          2.80%            18.16%          1.06%       21.09%           5.79%
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                $476,942          $374,097     $  205,881      $51,541         $10,396
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Ratio of operating expenses to average
net assets                                           0.00%(2)          0.00%          0.00%        0.00%           0.00%(2)
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Ratio of net investment income to
average net assets                                   4.55%(2)          6.11%          6.78%        6.53%           7.04%(2)
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Portfolio Turnover                                     72%              297%           332%         605%            547%
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------

----------------------------------------------------------------------------------------------------------------------------
SERIES M:
------------------------------------------
Net asset value, beginning of period               $11.48            $11.75         $11.53       $10.45          $10.00
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
INVESTMENT OPERATIONS:
Net investment income                                0.23              0.51           0.52         0.69            0.45
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Net realized and unrealized gain on
investments, futures contracts and option
written                                              0.09              0.23           0.62         1.26            0.45
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Total income from investment operations              0.32              0.74           1.14         1.95            0.90
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                              (0.23)            (0.51)         (0.52)       (0.69)          (0.45)
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Net realized gains                                 (0.20)            (0.50)         (0.40)       (0.18)             --
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Total dividends and distributions to
shareholders                                       (0.43)            (1.01)         (0.92)       (0.87)          (0.45)
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Net asset value, end of period                     $11.37            $11.48         $11.75       $11.53          $10.45
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
TOTAL INVESTMENT RETURN (1)                          2.80%             6.67%         10.65%       19.49%           9.16%
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                $477,889          $368,612     $  215,803      $51,574         $10,597
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Ratio of operating expenses to average
  net assets                                         0.00%(2)(3)       0.00%          0.00%        0.00%           0.00%(2)
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------
Ratio of net investment income to
  average net assets                                 3.98%(2)          4.43%          4.54%        5.65%           7.00%(2)
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------

Portfolio Turnover                                    397%              750%           722%         870%            930%
------------------------------------------ ---------------------- ------------ ------------- ------------- -----------------

*     Commencement of operations.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)   Annualized.
(3) If interest expense was included, the ratio of operating expenses to average net assets would be 0.01% (annualized).


22 Fixed Income SHares Semi-Annual Report 4.30.04

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES -- SERIES C, M NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

These financial statements relate to Series C and Series M. The financial statements for Series R and the Allianz Dresdner Daily Asset Fund are provided separately.

Fixed Income SHares (the "Trust"), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Series C, Series M, (the "Portfolios"), Series R and the Allianz Dresdner Daily Asset Fund. Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Allianz Dresdner Asset Management of America L.P., ("ADAM") of 5,000 shares each of beneficial interest of Series C and Series M at an aggregate purchase price of $100,000. PA Fund Management LLC (the "Investment Manager") (formerly PIMCO Advisors Fund Management LLC) serves as the Portfolio's Investment Manager and is an indirect, wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Portfolios that have not yet been asserted. However, the Portfolios expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Portfolios:

(A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Portfolios' Investments are valued daily by an independent pricing service approved by the Board of Trustees, dealers quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued, pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolios' net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date, as the Portfolios, using reasonable diligence, become aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis. Paydown gains and losses on mortgage- and asset- backed securities are recorded as adjustments to interest income in the Statements of Operations.


                               4.30.04 Fixed Income SHares Semi-Annual Report 23

FIXED INCOME SHARES -- SERIES C, M NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(C) FEDERAL INCOME TAXES

The Portfolios intend to distribute all of their taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Portfolios intend not to be subject to U.S. federal excise tax.

(D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually.

The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

(E) FOREIGN CURRENCY TRANSLATION -- SERIES C

Accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

Series C does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, Series C does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(F) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker, a cash deposit that is held at the Portfolios' custodian bank in a segregated account in the name of the futures broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Portfolios. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(G) OPTION TRANSACTIONS

For hedging purposes, the Portfolios may purchase and write (sell) put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, similar entities or over the counter. The risk associated with purchasing an option is that the Portfolio pays


24 Fixed Income SHares Semi-Annual Report 4.30.04

FIXED INCOME SHARES -- SERIES C, M NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in a Portfolio purchasing a security or currency at a price different from the current market value.

(H) SWAP AGREEMENTS

The Portfolios may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolios may enter into interest rate and credit default agreements to manage its exposure to interest rate and credit risk.

Interest rate swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country on its obligation. The Portfolios may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a partficular issuer's default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolio are included as part of realized gain/loss and or unrealized appreciation/depreciation on the Statement of Operations. Entering into these agreement involves, to varying degrees, elements of credit market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Periodic payments made or accrued under interest rate swap agreements were previously included within interest income but, as a result of a recent FASB Emerging Issues Task Force consensus and subsequent related Securities and Exchange Commission staff guidance, are now shown as a component of either realized gain (loss) or change in unrealized appreciation/depreciation in the Statement of Operations. This change does not affect the calculation of net asset value per share. The impact of this change on prior years' net investment income and realized and unrealized gain/(loss) in the Statement of Changes in Net Assets and net investment income and realized gain/(loss) per share amounts and ratios in the financial highlights is less than $0.01 per share.


                               4.30.04 Fixed Income SHares Semi-Annual Report 25

FIXED INCOME SHARES -- SERIES C, M NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(I) FORWARD FOREIGN CURRENCY CONTRACTS -- SERIES C

Series C enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. Series C may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable foreign exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition these contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolios' Statements of Assets and Liabilities.

(J) INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statement of Operations, even though investors do not receive principal until maturity.

(K) REPURCHASE AGREEMENTS

The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(L) REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Portfolio covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Portfolio's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. For Series M, the weighted average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2004 was $14,260,000 at a weighted average interest rate of 1.09%. Series C did not engage in any reverse repurchase agreement transactions during the six month period.

(M) STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS")

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include


26 Fixed Income SHares Semi-Annual Report 4.30.04

FIXED INCOME SHARES -- SERIES C, M NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

(N) WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(O) RESTRICTED SECURITIES

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(2)  INVESTMENT ADVISER/SUB-ADVISER/ADMINISTRATOR & DISTRIBUTOR

(A) INVESTMENT ADVISER/SUB-ADVISER

The Investment Manager serves in its capacity pursuant to an Investment Management Agreement with the Trust. Pursuant to a Portfolio Management Agreement, the Investment Manager employs Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser"), an affiliate of the Investment Manager, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Investment Manager receives no investment management or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of "wrap-fee" programs sponsored by investment advisers unaffiliated with the Portfolios, the Investment Manager or the Sub-Adviser. Typically, participants in these programs pay a "wrap fee" to their investment adviser. Although the Portfolios do not compensate the Investment Manager or Sub-Adviser directly for their services under the Investment Management Agreement or Portfolio Management Agreement, respectively, the Investment Manager and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Trust is an investment option.

(B) ADMINISTRATOR

The Investment Manager also serves as administrator to the Portfolios pursuant to an administration agreement ("Administration Agreement") with the Trust. The administrator's responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees fees, and other costs of the Portfolios. Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.


                               4.30.04 Fixed Income SHares Semi-Annual Report 27

FIXED INCOME SHARES -- SERIES C, M NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


(2) INVESTMENT ADVISER/SUB-ADVISER/ADMINISTRATOR & DISTRIBUTOR (CONCLUDED)

(C) DISTRIBUTOR

PA Distributors LLC ("the Distributor"), formerly PIMCO Advisors Distributors LLC, an affiliate of the Investment Manager, serves as the distributor of the Trust's shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolios pays the Distributor.


(3) INVESTMENTS IN SECURITIES

(a) Purchases and sales of securities (excluding short-term investments) for the six months ended April 30, 2004, were:


                    U.S. Government Agency                   All Other
              -----------------------------------   ---------------------------
                     Purchases              Sales       Purchases         Sales
              ----------------   ----------------   -------------   -----------
Series C:        126,972,954        159,281,798      138,709,466    98,203,799
Series M:      3,013,315,700      2,985,694,809       37,222,144    7,057,595


(b)  Futures contracts outstanding at April 30, 2004 were:

Series C:

                                                                                    Unrealized
                                                       # of     Expiration        Appreciation
Type                                              Contracts           Date      (Depreciation)
---------------------------------------------   -----------   ------------   -----------------
Long: Financial Future Euro-Bobl 5 year Eux           486         6/8/04       $    (790,282)
   Financial Future Euro-Bund 10 Year Eux              60         6/8/04             (25,025)
   Eurodollar Futures                                   3        3/14/05                 863
   Eurodollar Futures                                 393        6/13/05            (629,800)
   Eurodollar Futures                                   4        9/19/05              (3,113)
   Eurodollar Futures                                 471       12/19/05          (1,177,837)
   Eurodollar Futures                                   1        3/13/06              (2,875)
   U.S. Treasury 10 Year Note                         709        6/21/04            (937,588)
   U.S. Treasury 10 Year Note                          40        9/21/04             (27,987)
Short: U.S. Treasury 5 Year Note                      (45)       6/21/04             169,805
   U.S. Treasury 30 Year Bond                          (7)       6/21/04              36,094
                                                                               -------------
                                                                               $  (3,387,745)
                                                                               =============
Series M:
Long: U.S. Treasury 10 Year Notes                      42        9/21/04       $     (32,809)
                                                                               =============

(c)  Options written for the six months period ended April 30, 2004:

Series C:
                                                           Contracts        Premiums
                                                           ----------      ----------
Options outstanding, October 31, 2003                       6,200,193      $  339,646
Options written                                                   460         364,227
Options expired                                            (3,200,238)       (247,336)
Options terminated in closing purchase transactions        (3,000,139)       (224,401)
                                                           ----------      ----------
Options outstanding, April 30, 2004                               276      $  232,136
                                                           ==========      ==========

28 Fixed Income SHares Semi-Annual Report 4.30.04

FIXED INCOME SHARES -- SERIES C, M NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


(3) INVESTMENTS IN SECURITIES (CONTINUED)

Series M:
Options outstanding, October 31, 2003         3,000,000     $109,500
Options expired                              (3,000,000)    (109,500)
                                             ----------     --------
Options outstanding, April 30, 2004                  --           --
                                             ==========     ========

(d)  Forward foreign currency contracts outstanding at April 30, 2004:


Series C:

                                                                                                Unrealized
                                                       U.S.$ Value on        U.S.$ Value     Appreciation/
                                                     Origination Date     April 30, 2004    (Depreciation)
                                                   ------------------   ----------------   ---------------
Purchased:
Brazilian Real, settling 5/24/04-7/26/04               $  271,291          $  271,427         $     136
Chilean Peso, settling 5/19/04-6/18/04                    180,000             175,339            (4,661)
Hong Kong Dollar, settling 5/24/04-7/26/04                273,079             272,587              (492)
Indian Rupee, settling 5/21/04-6/21/04                    180,000             183,292             3,292
Mexican Peso, settling 5/12/04-6/18/04                    360,000             351,604            (8,396)
Peruvian Nouvian Sol, settling 5/24/04-6/21/04            180,000             179,444              (556)
Russian Ruble, settling 5/19/04-7/23/04                   270,360             265,918            (4,442)
Singapore Dollar, settling 5/24/04-6/18/04                272,659             272,071              (588)
Slovakian Koruna, settling 5/10/04-6/21/04                360,000             354,003            (5,997)
South African Rand, settling 5/21/04-6/21/04              450,000             430,026           (19,974)
South Korean Won, settling 5/24/04-7/26/04                272,396             270,667            (1,729)
Taiwan Dollar, settling 5/24/04-6/18/04                   183,000             182,900              (100)
                                                                                              ---------
                                                                                              $ (43,507)
                                                                                              =========
Sold:
Euro, settling 5/10/04                                  5,357,658           5,386,915         $ (29,257)
                                                                                              =========

Series M: There were no forward foreign currency contract transactions outstanding at the end of the six months ended April 30, 2004.


                               4.30.04 Fixed Income SHares Semi-Annual Report 29

FIXED INCOME SHARES -- SERIES C, M NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------

(3)  INVESTMENTS IN SECURITIES (CONCLUDED)

(e)  Series C: Interest rate swap agreements outstanding at April 30, 2004:


                                                                           Rate Type
                                                              -----------------------------------
                                   Notional                             Payment           Payment        Unrealized
                                     Amount     Termination             made by       received by      Appreciation
Swap Counterparty                     (000)            Date       the Portfolio     the Portfolio     (Depreciation)
-------------------------   ---------------   -------------   -----------------   ---------------   ---------------
Goldman Sachs & Co.          US$   13,900         6/16/09     3 Month LIBOR       4.00%               $ (604,616)
Goldman Sachs & Co.          US$    1,000         6/16/14     6.00%               3 Month LIBOR            9,386
Goldman Sachs & Co.         Euro   13,500         3/15/16     6 Month LIBOR       6.50%                  548,219
Goldman Sachs & Co           GBP    8,000         3/15/16     5.50%               6 Month LIBOR         (106,168)
Lehman Securities, Inc.      US$    1,600         6/16/14     6.00%               3 Month LIBOR          107,720
                                                                                                      ----------
                                                                                                      $  (45,459)
                                                                                                      ==========

----------------
GBP -- Great Britain Pounds
LIBOR -- London Interbank Offered Rate


Series M: There were no interest rate swap agreements outstanding at April 30, 2004


(4)  LEGAL PROCEEDINGS

On May 6, 2004, the Securities and Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that the Investment Manager, certain affiliates of the Investment Manager and Stephen J. Treadway (the chief executive officer of the Investment Manager as well as the chairman of the Trust) had, among other things, violated and/or aided and abetted violations of various antifraud provisions of the federal securities laws in connection with alleged "market timing" arrangements in certain open-end investment companies advised by the Investment Manager. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

The above complaint does not allege that any inappropriate activity took place in the Portfolios and the Portfolios are not named in the complaint.

In addition, on June 1, 2004, ADAM and certain other affiliates of the Investment Manager entered into a consent order and final judgment with the Attorney General of the State of New Jersey (the "NJAG") in settlement of a lawsuit filed by the NJAG on February 17, 2004 in connection with alleged "market timing" arrangements. Under the terms of the settlement, ADAM and certain of its affiliates agreed to pay the State of New Jersey a civil monetary penalty of $15 million and $3 million for investigative costs. In addition, ADAM and certain of its affiliates agreed to make several corporate governance changes. Also on June 1, 2004, the NJAG dismissed its claims against the Sub-Adviser, which had been filed as part of the same lawsuit.

If the Commission (or other regulator) were to obtain a court injunction against the Investment Manager, its affiliates or Mr. Treadway, they and their affiliates (including the Sub-Adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Portfolios. In such a case, the Investment Manager and Sub-Adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Manager, the Sub-Adviser and their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.


30 Fixed Income SHares Semi-Annual Report 4.30.04

FIXED INCOME SHARES -- SERIES C, M NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


(4)  LEGAL PROCEEDINGS (CONCLUDED)

Since February, 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates, various investment companies advised by the Investment Manager or the Sub-Adviser and their trustees (including Mr. Treadway) have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specified periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, and/or the return of fees paid under those contracts and restitution. The Trust has been named in several class action lawsuits. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming ADAM, the Investment Manager, the Sub-Adviser, various investment companies they advise (which may include the Trust), their boards of trustees and/or their affiliates.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affilates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of open-end investment companies advised by the Investment Manager, the Sub-Adviser and their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into the brokerage recognition and revenue-sharing arrangements of these open-end investment companies.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolios or on the Investment Manager's or the Sub-Adviser's ability to perform its respective advisory services related to the Portfolios.


                               4.30.04 Fixed Income SHares Semi-Annual Report 31

                       This page intentionally left blank.







32 Fixed Income SHares Semi-Annual Report 4.30.04

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway, Chairman
Paul Belica, Trustee
Robert E. Connor, Trustee
Brian S. Shlissel, President & Chief Executive Officer
Newton B. Schott, Jr., Secretary
Lawrence G. Altadonna, Treasurer
Jennifer Patula, Assistant Secretary


INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660


ADMINISTRATOR
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


DISTRIBUTOR
PA Distributors LLC
2187 Atlantic Street
Stamford, CT 06902


CUSTODIAN & ACCOUNTING AGENT
State Street Corp.
801 Pennsylvania Avenue
Kansas City, MO 64105


TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105


LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report, including the financial information herein, is transmitted to the shareholders of Fixed Income SHares Inc.--Series C and Series M for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Trust or any securities mentioned in this report.

The financial information included herein is taken from the records of each Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

 PIMCO
--------
ADVISORS

1345 Avenue of the Americas

New York, NY 10105-4800




                                                                         #530889

                         FIXED INCOME SHARES - SERIES R
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004

FIXED INCOME SHARES - SERIES R LETTER TO SHAREHOLDERS


                                                                   June 17, 2004

Dear Shareholder:

We are pleased to provide you with the initial financial report of Fixed Income SHares - Series R for the period April 15, 2004 (commencement of operations) through April 30, 2004. Series R is used in conjunction with other assets to create the PIMCO Total Return Investment Strategy for managed accounts.

We thank you for investing with us and remain dedicated to serving your investment needs.



Sincerely,






Stephen Treadway                              Brian S. Shlissel

Chairman                                      President, Chief Executive Officer

                         FIXED INCOME SHARES - SERIES R
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2004
                                   (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                                     CREDIT RATINGS
  (000)                                                                                       (MOODY'S/S&P)    VALUE
---------                                                                                    ---------------   -----
           U.S. TREASURY NOTES & BONDS - 89.4%
 $2,586      2.00%-3.875%, 1/15/08-4/15/29 (a) (cost- $2,684,032) ...........................    Aaa/AAA     $2,671,542
                                                                                                             ----------


           REPURCHASE AGREEMENT - 10.2%
    303    Agreement with State Street Bank & Trust Co., dated April 30, 2004,
             0.80% due 5/3/04 proceeds: $303,020; collateralized by Fannie Mae,
             2.00% due 1/15/06, valued at $310,464; (cost-$303,000)..........................                   303,000
                                                                                                             ----------

               Total Investments (cost-$2,987,032*) - 99.6% .................................     99.6%       2,974,542
               Other assets less liabilities - 0.4% .........................................      0.4           12,968
                                                                                             --------------- ----------
               Net Assets - 100.0% ..........................................................    100.0%      $2,987,510
                                                                                             --------------- ----------

-----------------------
* The cost of securities for federal income tax purposes is $2,987,032. Aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $12,490; net unrealized depreciation for federal income tax purposes is $12,490.

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:

(a) Inflationary Bonds - Principal amount of security is adjusted for inflation.


See accompanying notes to financial statements.

                         FIXED INCOME SHARES - SERIES R
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)


ASSETS:
Investments, at value (cost-$2,987,032).........................................  $2,974,542
Cash ...........................................................................         695
Interest receivable.............................................................      15,403
                                                                                  ----------
    Total Assets................................................................   2,990,640
                                                                                  ----------


LIABILITIES:
Dividend payable  ..............................................................       3,130
                                                                                  ----------
    Total Liabilities...........................................................       3,130
                                                                                  ----------
    Net Assets..................................................................  $2,987,510
                                                                                  ==========

NET ASSETS CONSIST OF:
Paid-in-capital (no par value, unlimited number of shares authorized)...........  $3,000,000
Net unrealized depreciation of investments......................................     (12,490)
                                                                                  ----------
    Net Assets..................................................................  $2,987,510
                                                                                  ==========
Shares outstanding..............................................................     300,000
                                                                                  ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER Share..................       $9.96
                                                                                  ==========


--------------------------------------------------------------------------------



                             STATEMENT OF OPERATIONS
              FOR THE PERIOD APRIL 15, 2004* THROUGH APRIL 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
Interest........................................................................      $3,130
EXPENSES:                                                                                 -
                                                                                  ----------
    Net investment income.......................................................       3,130
                                                                                  ----------
UNREALIZED LOSS:

Net unrealized depreciation of investments......................................     (12,490)
                                                                                  ----------
Net decrease in net assets resulting from investment operations.................     $(9,360)
                                                                                  ==========

-------------------
* Commencement of operations.



See accompanying notes to financial statements.

                         FIXED INCOME SHARES - SERIES R
                       STATEMENT OF CHANGES IN NET ASSETS
              FOR THE PERIOD APRIL 15, 2004* THROUGH APRIL 30, 2004
                                   (UNAUDITED)



INVESTMENT OPERATIONS:
Net investment income........................................................             $3,130
Net unrealized depreciation of investments...................................            (12,490)
                                                                               ------------------
    Net decrease in net assets resulting from investment operations..........             (9,360)
                                                                               ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income........................................................             (3,130)
                                                                               ------------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares.........................................          3,000,000
                                                                               ------------------
    Total increase in net assets.............................................          2,987,510

NET ASSETS:
Beginning of period..........................................................                  -
                                                                               ------------------
End of period................................................................         $2,987,510
                                                                               ==================

SHARES ISSUED................................................................            300,000
                                                                               ------------------



-------------------------------------
* Commencement of operations.










See accompanying notes to financial statements.

                         FIXED INCOME SHARES - SERIES R
                              FINANCIAL HIGHLIGHTS
          FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING FOR THE PERIOD
                     APRIL 15, 2004* THROUGH APRIL 30, 2004
                                   (UNAUDITED)



Net asset value, beginning of period.............................  $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................................    0.01
Net unrealized loss on investments...............................   (0.04)
                                                                   ------
     Total income (loss) from investment operations..............   (0.03)
                                                                   ------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income............................................   (0.01)
                                                                   ------
Net asset value, end of period...................................   $9.96
                                                                   ======
TOTAL RETURN (1) ................................................   (0.30)%
                                                                   ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)................................  $2,988
Ratio of expenses to average net assets (2)......................    0.00%
Ratio of net investment income to average net assets (2).........    2.38%
Portfolio Turnover ..............................................       0%



-------------------------------------

*    Commencements of operations.

(1) Assumes reinvestment of all dividends. Total return for a period of less than one year is not annualized.
(2)  Annualized.







See accompanying notes to financial statements.

                         FIXED INCOME SHARES - SERIES R
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2004
                                   (UNAUDITED)



(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fixed Income SHares (the "Trust"), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Series C, Series M, Series R (the "Portfolio") and the Allianz Dresdner Daily Asset Fund. Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Allianz Dresdner Asset Management of America L.P., ("ADAM"), of 5,000 shares each of beneficial interest of Series C and Series M at an aggregate purchase price of $100,000. PA Fund Management LLC (the "Investment Manager"), formerly PIMCO Advisors Fund Management LLC, serves as the Portfolio's Investment Manager and is an indirect wholly-owned subsidiary of ADAM. ADAM is an indirect majority-owned subsidiary of Allianz AG. The Portfolio is authorized to issue an unlimited number of $0.01 par value shares of beneficial interest.

These financial statements relate to the Portfolio. The financial statements for Series C, Series M and Allianz Dresdner Daily Asset Fund are provided separately.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Portfolio that have not yet been asserted occurred. However, the Portfolio expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Portfolio:

     (A)  VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Portfolio's investments are valued daily by an independent pricing service approved by the Board of Trustees, dealers quotations, or are valued at the last sale on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if development/event occurs that may significantly impact the value of the security, may be fair valued, pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset valued is determined daily at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange.

     (B)  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses from investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date, as the Portfolio, using reasonable diligence, become aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis. Paydown gains and losses on mortgage-and-asset-backed securities are recorded as adjustments to interest income.

                         FIXED INCOME SHARES - SERIES R
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2004
                             (UNAUDITED) (CONTINUED)



(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

     (C)  FEDERAL INCOME TAXES

The Portfolio intends to distribute all of its taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Portfolio intends not to be subject to U.S. federal excise tax.

     (D)  DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually.

The Portfolio records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

     (E)  INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal until maturity.

     (F)  REPURCHASE AGREEMENTS

The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                         FIXED INCOME SHARES - SERIES R
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2004
                             (UNAUDITED) (CONTINUED)





(2)  RELATED PARTY TRANSACTIONS

     (A)  INVESTMENT ADVISER/SUB-ADVISER

The Investment Manager serves in its capacity pursuant to an Investment Management Agreement with the Trust. Pursuant to a Portfolio Management Agreement, the Investment Manager employs Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser"), an affiliate of the Investment Manager, to serve as sub-adviser and provide investment advisory services to the Portfolio. The Investment Manager receives no investment management or other fees from the Portfolio and at its own expense pays the fees of the Sub-Adviser. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolio. It should be understood, however, that the Portfolio is expected to become an integral part of "wrap-fee" programs sponsored by investment advisers unaffiliated with the Portfolio, the Investment Manager or the Sub-Adviser. Typically, participants in these programs pay a "wrap fee" to their investment adviser. Although the Portfolio does not compensate the Investment Manager or Sub-Adviser directly for their services under the Investment Management Agreement or Portfolio Management Agreement, respectively, the Investment Manager and Sub-Adviser may benefit from their relationship with the sponsor of wrap fee program for which the Trust is an investment option.

     (B)  ADMINISTRATOR

The Investment Manager also serves as administrator to the Portfolio pursuant to an administration agreement ("Administration Agreement") with the Trust. The administrator's responsibilities include providing or procuring certain administrative services to the Portfolio as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency, tax and other services required for the ordinary operation of the Portfolio, and is responsible for printing, trustees fees, and other Portfolio costs. Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolio.

     (C)  DISTRIBUTOR

PA Distributors LLC ("the Distributor"), formerly PIMCO Advisors Distributors LLC, an affiliate of the Investment Manger, serves as the distributor of the Trust's shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolio pays the Distributor.


(3)  INVESTMENT IN SECURITIES

     (a) Purchase and sales of securities (excluding short-term investments) for the period April 15, 2004 (commencement of operations) through April 30, 2004 were:

--------------------------------------------------------------------------------
     U.S. Government Agency                                   All Other
--------------------------------------------------------------------------------
       Purchases     Sales                                Purchases  Sales
--------------------------------------------------------------------------------
       $2,682,439     $0                                     $0       $0
--------------------------------------------------------------------------------

                         FIXED INCOME SHARES - SERIES R
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2004
                             (UNAUDITED) (CONTINUED)




(4)  LEGAL PROCEEDINGS

On May 6, 2004, the Securities and Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that the Investment Manager, certain affiliates of the Investment Manager and Stephen J. Treadway (the chief executive officer of the Investment Manager as well as the chairman of the Trust) had, among other things, violated and/or aided and abetted violations of various antifraud provisions of the federal securities laws in connection with alleged "market timing" arrangements in certain open-end investment companies advised by the Investment Manager. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

The above complaint does not allege that any inappropriate activity took place in the Portfolio and the Portfolio is not named in the complaint.

In addition, on June 1, 2004, ADAM and certain other affiliates of the Investment Manager entered into a consent order and final judgment with the Attorney General of the State of New Jersey (the "NJAG") in settlement of a lawsuit filed by the NJAG on February 17, 2004 in connection with alleged "market timing" arrangements. Under the terms of the settlement, ADAM and certain of its affiliates agreed to pay the State of New Jersey a civil monetary penalty of $15 million and $3 million for investigative costs. In addition, ADAM and certain of its affiliates agreed to make several corporate governance changes. Also on June 1, 2004, the NJAG dismissed its claims against the Sub-Adviser, which had been filed as part of the same lawsuit.

If the Commission (or other regulator) were to obtain a court injunction against the Investment Manager, its affiliates or Mr. Treadway, they and their affiliates (including the Sub-Adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Portfolio. In such a case, the Investment Manager and Sub-Adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Manager, the Sub-Adviser and their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates, various investment companies advised by the Investment Manager or the Sub-Adviser and their trustees (including Mr. Treadway) have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specific periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, and/or the return of fees paid under those contracts and restitution. The Trust has been named in several class action lawsuits. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming ADAM, the Investment Manager, the Sub-Adviser, various investment companies they advise (which may include the Trust), their boards of trustees and/or their affiliates.

                         FIXED INCOME SHARES - SERIES R
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2004
                             (UNAUDITED) (CONCLUDED)




(4)  LEGAL PROCEEDINGS (CONCLUDED)

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of certain open-end investment companies advised by the Investment Manager, the Sub-Adviser and their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into the brokerage recognition and revenue-sharing arrangements of these open-end investment companies.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services related to the Portfolio.

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                             Chairman
Paul Belica                                  Trustee
Robert E. Connor                             Trustee
Brian S. Shlissel                            President & Chief Executive Officer
Newton B. Schott, Jr.                        Secretary
Lawrence G. Altadonna                        Treasurer
Jennifer A. Patula                           Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, CA  92660

ADMINISTRATOR
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
PA Distributors LLC
2187 Atlantic Street
Stamford, CT  06902

CUSTODIAN AND ACCOUNTING AGENT
State Street Corp.
801 Pennsylvania Avenue
Kansas City, MO  64105

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Boston Financial Data Services
330 West 9th Street
Kansas City, MO  64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO  64105

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA  02110

This report, including the financial information herein, is transmitted to the shareholder of Fixed Income Shares Inc. - Series R for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Trust or any securities mentioned in this report.

The financial information included herein is taken from the records of the Portfolio without examination by an independent Registered Public Accounting Firm, who did not express an opinion hereon.

                         FIXED INCOME SHARES - SERIES R
                        ALLIANZ DRESDNER DAILY ASSET FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004

FIXED INCOME SHARES - ALLIANZ DRESDNER DAILY ASSET FUND LETTER TO SHAREHOLDER

                                                                   June 18, 2004


The outlook for interest rates changed dramatically during the month of April. As an example, at the beginning of the month, the 2-year Treasury note was trading at 1.59% and on the last day of the month it was trading at 2.34%. The reason for this rather dramatic backup is the belief that inflation is starting to accelerate and the economy can continue to grow without further fiscal stimulus. In reaction to the sudden spike in rates, Dresdner Advisors invested in six-month securities. We invested more than $27 million (roughly 13% of the total assets) approximately 165 days at 1.23%. This investment strategy increased the total weighted average maturity to 41 days, while increasing the yield on the portfolio to 1.07%. Dresdner Advisors believes the earliest the Federal Reserve Board will increase interest rates is August. Currently, the Fed Funds Futures market is pricing in a 50% chance of a rise by June. We believe the Federal Reserve would like to actually see long-term sustainable growth before acting to tighten monetary policy. They will do everything in their power to prevent putting the economy back into a recession.






/s/ Charles H. Dedekind                          /s/ John Bilello
Charles H. Dedekind, Portfolio Manager           John Bilello, Portfolio Manager
Dresdner Advisors LLC                            Dresdner Advisors LLC

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2004
                                   (UNAUDITED)


PRINCIPAL
 AMOUNT
  (000)                                                                                        VALUE
---------                                                                                      -----
           BANK NOTES - 5.4%
$ 5,000    General Electric Capital Corp., 1.3125%, 5/3/04, FRN...........................  $ 5,000,347
  1,000    Goldman Sachs Group, Inc., 1.33%, 6/25/04, FRN.................................    1,000,382
  5,000    Sigma Finance, Inc., 1.18%, 6/18/04, FRN.......................................    5,002,878
                                                                                            -----------
           Total Bank Notes (cost- $11,003,607)...........................................   11,003,607
                                                                                            -----------
           CERTIFICATES OF DEPOSIT - 4.9%
 10,000    Natexis Banque Populaires,  1.03%, 5/26/04 (cost-$10,000,000)..................   10,000,000
                                                                                            -----------
           COMMERCIAL PAPER - 89.8%
 10,000    Apreco LLC, 1.03%, 6/11/04.....................................................    9,988,269
 10,000    Atlantis One Funding Corp., 1.03%, 5/14/04.....................................    9,996,281
 10,000    Bavaria Trust Corp., 1.06%, 5/20/04............................................    9,994,406
  9,000    Dorada Finance, Inc., 1.25%, 10/12/04..........................................    8,949,570
 10,000    Falcon Asset Securitization Corp., 1.031%, 5/25/04.............................    9,993,133
 10,000    Fortis Funding LLC, 1.03%, 5/24/04.............................................    9,993,419
 10,000    Giro Funding U.S. Corp., 1.04%, 5/4/04.........................................    9,999,133
 10,000    HBOS Treasury Services plc, 1.04%, 6/21/04.....................................    9,985,267
 10,000    K2 (USA) LLC, 1.05%, 5/25/04...................................................    9,993,000
  9,000    Mont Blanc Capital Corp., 1.03%, 5/21/04.......................................    8,994,850
 10,000    Newport Funding Corp., 1.03%, 5/20/04..........................................    9,994,564
 10,000    Preferred Receivables Funding, 1.02%, 5/4/04...................................    9,999,150
  7,670    Receivables Capital Corp., 1.03%, 5/17/04......................................    7,666,489
  9,000    Scaldis Capital LLC, 1.18%, 10/12/04...........................................    8,952,030
 10,000    Sheffield Receivables Corp., 1.04%, 5/25/04....................................    9,993,133
 10,000    Silver Tower U.S. Funding, 1.27%, 10/12/04.....................................    9,942,144
 10,000    Societe Generale N.A., 1.03%, 5/19/04..........................................    9,994,850
 10,000    Thames Asset Global Securitization N.A., 1.04%, 5/13/04........................    9,996,533
 10,000    Windmill Funding Corp., 1.03%, 5/19/04.........................................    9,994,850
                                                                                            -----------
               Total Commercial Paper (cost-$184,421,071) ................................  184,421,071
                                                                                            -----------
           REPURCHASE AGREEMENT - 0.0%
     92    Agreement with State Street Bank & Trust Co., dated April 30, 2004,
            0.80% due 5/3/04, proceeds: $92,006; collateralized by Freddie Mac,
            2.00% due 2/23/06, valued at $94,690; (cost-$92,000)..........................       92,000
                                                                                            -----------
                Total Investments (cost-$205,516,678+) - 100.1% ..........................  205,516,678
                Liabilities in excess of other assets - (0.1)% ...........................     (150,516)
                                                                                            -----------
                      Net Assets - 100.0% ................................................ $205,366,162
                                                                                           ============

-----------------------------------
+ The cost basis of portfolio securities for federal income tax purposes is $205,516,678.

GLOSSARY:
---------
FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2004.


See accompanying notes to financial statements.

                                          FIXED INCOME SHARES
                                    ALIANZ DRESDNER DAILY ASSET FUND
                                   STATEMENT OF ASSETS AND LIABILITIES
                                             APRIL 30, 2004
                                               (UNAUDITED)

Assets:
Investments, at value (cost-$205,516,678).................................................................     $205,516,678
Cash .....................................................................................................              107
Interest receivable.......................................................................................           31,858
Receivable from Investment Adviser........................................................................            1,502
Prepaid expenses..........................................................................................              509
                                                                                                               ------------
    Total Assets..........................................................................................      205,550,654
                                                                                                               ------------

LIABILITIES:
Dividend payable  ........................................................................................          171,620
Accrued expenses  ........................................................................................           12,872
                                                                                                               ------------
    Total Liabilities.....................................................................................          184,492
                                                                                                               ------------

    Net Assets............................................................................................     $205,366,162
                                                                                                               ============
NET ASSETS CONSIST OF:
Paid-in-capital (no par value, unlimited number of shares authorized; 205,366,162 shares outstanding).....     $205,366,162
                                                                                                               ------------
    Net Assets............................................................................................     $205,366,162
                                                                                                               ============

NET ASSET VALUE PER share.................................................................................            $1.00
                                                                                                               ============





See accompany notes to financial statements.

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                             STATEMENT OF OPERATIONS
              FOR THE PERIOD MARCH 24, 2004* THROUGH APRIL 30, 2004
                                   (UNAUDITED)


Investment Income:
Interest ............................................................. $227,514
                                                                       --------

EXPENSES:
Administration fees...................................................    6,436
Investment advisory fees..............................................    3,754
Custodian and accounting agent fees...................................    2,145
Registration fees.....................................................    2,145
Audit and tax services fees...........................................      536
Transfer Agent fees...................................................      536
Miscellaneous.........................................................    1,269
                                                                       --------
  Total  expenses.....................................................   16,821

  Less: investment advisory fees waived ..............................   (3,754)
        expense reimbursed by Investment Adviser......................   (1,502)
        custody credits earned on cash balances.......................      (62)
                                                                       --------

  Net expenses........................................................   11,503
                                                                       --------

        Net investment income.........................................  216,011
                                                                       --------

REALIZED GAIN:
Net realized gain on investments......................................      233
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT Operations....... $216,244
                                                                       ========



-----------------------------------------------------
*  Commencement of operations.









See accompanying notes to financial statements.

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                       STATEMENT OF CHANGES IN NET ASSETS
              FOR THE PERIOD MARCH 24, 2004* THROUGH APRIL 30, 2004
                                   (UNAUDITED)


  Investment Operations:
  Net investment income...............................................................      $216,011
  Net realized gain on investments....................................................           233
                                                                                        ------------
      Net increase in net assets resulting from investment operations.................       216,244
                                                                                        ------------

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investments income..............................................................      (216,011)
  Net realized gains .................................................................          (233)
                                                                                        ------------
       Total dividends and distributions to shareholders..............................      (216,244)
                                                                                        ------------

  CAPITAL SHARE TRANSACTIONS:
  Net proceeds from the sale of shares................................................   209,090,000
  Cost of shares redeemed ............................................................    (3,723,838)
                                                                                        ------------
               Net increase in net assets from capital share transactions.............   205,366,162
                                                                                        ------------
                    Total increase in net assets......................................   205,366,162

  NET ASSETS:
  Beginning of period.................................................................             -
                                                                                        ------------
  End of period  .....................................................................  $205,366,162
                                                                                        ============

  SHARES ISSUED AND REDEEMED:
  Issued..............................................................................   209,090,000
  Redeemed............................................................................    (3,723,838)
                                                                                        ------------
                    Net increase .....................................................   205,366,162
                                                                                        ============

-----------------------------------------------------
* Commencement of operations.










See accompanying notes to financial statements.

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                              FINANCIAL HIGHLIGHTS
            FOR A SHARE OF OUTSTANDING FOR THE PERIOD MARCH 24, 2004*
                             THROUGH APRIL 30, 2004:




Net asset value, beginning of period................................    $1.00
                                                                     --------

INVESTMENT OPERATIONS:
Net investment income...............................................     0.00 **
Net realized gain on investments ...................................     0.00 **
                                                                     --------
  Total from investment operations..................................     0.00
                                                                     --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................     0.00 **
Net realized gain ..................................................     0.00 **
                                                                     --------
  Total dividends and distributions to shareholders.................     0.00
                                                                     --------

Net asset value, end of period......................................    $1.00
                                                                     ========
TOTAL RETURN (1) ...................................................     0.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................................. $205,366
Ratio of expenses to average net assets (2)(3)(4)...................     0.05%
Ratio of net investment income to average net assets (3)(4)  .......     1.01%


-------------------
*    Commencement of operations.
**   Less than $0.005 per share.

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal period indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Fund's operating expenses. If such waiver and assumption had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.08% (annualized) and 0.98% (annualized), respectively.
(4)  Annualized.





See accompanying notes to financial statements.

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2004
                                   (UNAUDITED)


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fixed Income SHares (the "Trust"), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Series C, Series M, Series R and the Allianz Dresdner Daily Asset Fund (the "Fund"). Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Allianz Dresdner Asset Management of America L.P., ("ADAM"), of 5,000 shares each of beneficial interest of Series C and Series M at an aggregate purchase price of $100,000.

These financial statements relate to the Fund. The financial statements for Series C, Series M and Series R are provided separately.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Fund that have not yet been asserted occurred. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

     (A)  VALUATION OF INVESTMENTS

The Fund values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Fund's amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

     (B)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis.

     (C)  FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

     (D)  DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually.

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2004
                             (UNAUDITED) (CONTINUED)


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

     (E)  REPURCHASE AGREEMENTS

The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings

     (F)  CUSTODY CREDITS EARNED ON CASH BALANCES

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

(2)  RELATED PARTY TRANSACTIONS

     (A)  INVESTMENT ADVISER

Dresdner Advisors LLC ("Dresdner Advisors" or the "Investment Adviser"), a wholly-owned subsidiary of Dresdner Bank AG, serves as the Fund's investment adviser. Subject to the supervision of the Board of Trustees, the Investment Adviser is responsible for managing the Fund's investment activities. Pursuant to an investment advisory agreement with the Fund, the Investment Adviser receives an annual fee, payable monthly, at the annual rate of 0.0175% of the Fund's average daily net assets. The Investment Adviser has contractually agreed, for the period March 24, 2004 through March 23, 2005, to waive its investment advisory fee or pay all or a portion of the Fund's other operating expenses so that the Fund's net operating expenses do not exceed 0.053% (net of any expense offset) of the Fund's average daily net assets.

     (B)  ADMINISTRATOR

PA Fund Management LLC ("the Administrator"), formerly PIMCO Advisors Fund Management LLC, an indirect wholly-owned subsidiary of ADAM, serves as the Fund's administrator and is responsible for managing the Fund's business affairs and other administrative matters. Pursuant to an administration agreement with the Fund, the Administrator receives an annual fee, payable monthly, at an annual rate of 0.03% of the Fund's average daily net assets.

     (C)  DISTRIBUTOR

PA Distributors LLC (the "Distributor"), formerly PIMCO Advisors Distributors LLC, an indirect wholly-owned subsidiary of ADAM, serves as the distributor of the Fund's shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Fund pays the Distributor

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2004
                             (UNAUDITED) (CONTINUED)


(3)  LEGAL PROCEEDINGS

On May 6, 2004, the Securities and Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that the Administrator, certain affiliates of the Administrator, Stephen J. Treadway (the chief executive officer of the Administrator as well as the chairman of the Trust) had, among other things, violated and/or aided and abetted violations of various antifraud provisions of the federal securities laws in connection with alleged "market timing" arrangements in certain open-end investment companies advised by the Administrator. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

The above complaint does not allege that any inappropriate activity took place in the Fund and the Fund is not named in the complaint.

In addition, on June 1, 2004, ADAM and certain other affiliates of the Administrator entered into a consent order and final judgment with the Attorney General of the State of New Jersey (the "NJAG") in settlement of a lawsuit filed by the NJAG on February 17, 2004 in connection with alleged "market timing" arrangements. Under the terms of the settlement, ADAM and certain of its affiliates agreed to pay the State of New Jersey a civil monetary penalty of $15 million and $3 million for investigative costs. In addition, ADAM and certain of its affiliates agreed to make several corporate governance changes.

If the Commission (or other regulator) were to obtain a court injunction against the Administrator, its affiliates or Mr. Treadway, they and their affiliates (including the Investment Adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, the Investment Adviser and Administrator would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Adviser, the Administrator and their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

Since February 2004, the Administrator and certain of its affiliates, various investment companies advised by the Administrator and their trustees (including Mr. Treadway) have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specific periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, and/or the return of fees paid under those contracts and restitution. The Trust has been named in several class action lawsuits. The Administrator believes that other similar lawsuits may be filed in U.S. federal or state courts naming ADAM, the Administrator, various investment companies they advise (which may include the Trust), their boards of trustees and/or their affiliates.

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2004
                             (UNAUDITED) (CONCLUDED)



(3)  LEGAL PROCEEDINGS (CONCLUDED)

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Administrator and certain of its affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of certain open-end investment companies advised by the Administrator and its affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into the brokerage recognition and revenue-sharing arrangements of these open-end investment companies.

It is possible that these matters and/or other developments resulting from these matters could have adverse consequences to the Fund and its shareholders. However, the Investment Adviser and Administrator believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Adviser's or the Administrator's ability to perform its respective investment advisory and administrative services related to the Fund.

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                             Chairman
Paul Belica                                  Trustee
Robert E. Connor                             Trustee
Brian S. Shlissel                            President & Chief Executive Officer
Newton B. Schott, Jr.                        Secretary
Lawrence G. Altadonna                        Treasurer
Jennifer A. Patula                           Assistant Secretary

INVESTMENT ADVISER
Dresdner Advisors LLC
1301 Avenue of the Americas
New York, NY 10019

ADMINISTRATOR
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
PA Distributors LLC
2187 Atlantic Street
Stamford, CT  06902

CUSTODIAN AND ACCOUNTING AGENT
State Street Corp.
801 Pennsylvania Avenue
Kansas City, MO  64105

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Boston Financial Data Services
330 West 9th Street
Kansas City, MO  64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO  64105

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA  02110


This report, including the financial information herein, is transmitted to the shareholders of Fixed Income Shares Inc.-Allianz Dresdner Daily Asset Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Trust or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

ITEM 1. REPORT TO SHAREHOLDERS

ITEM 2. CODE OF ETHICS Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fixed Income SHares
              -------------------

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date July 9, 2004
-----------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date July 9, 2004
-----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date July 9, 2004
-----------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date July 9, 2004
-----------------